As filed with Securities and Exchange Commission on August 15, 2003.


                                                              FILE NO. 333-63511
                                                                       811-09003
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /


                      POST-EFFECTIVE AMENDMENT NO. 11 / X /


                                     AND/OR
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                             AMENDMENT NO. 12 / X /


                        (CHECK APPROPRIATE BOX OR BOXES)
                                -----------------
                         Variable Annuity Account Seven
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
           (formerly known as Anchor National Life Insurance Company)
                            ("AIG SunAmerica Life")
                              (Name of Depositor)
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 28, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on August 28, 2003 pursuant to paragraph (a) of Rule 485

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              Cross Reference Sheet

                               PART A - PROSPECTUS







Item Number in Form N-4                                  Caption
-----------------------                                  -------
1.   Cover Page .......................................   Cover Page

2.   Definition  ...................................... Glossary

3.   Synopsis .........................................  Highlights; Fee
                                                         Tables; Portfolio
                                                         Expenses; Examples

4.   Condensed Financial Information ..................  Exhibit C

5.   General Description of Registrant,
     Depositor and Portfolio Companies  ...............  The Polaris Plus
                                                         Variable Annuity;
                                                         Other Information

6.   Deductions .......................................  Expenses

7.   General Description of
     Variable Annuity Contracts  ......................  The Polaris Plus
                                                         Variable Annuity;
                                                         Purchasing a Polaris
                                                         Plus Variable Annuity;
                                                         Investment Options

8.   Annuity Period ...................................  Income Options

9.   Death Benefit ....................................  Death Benefit

10.  Purchases and Contract Value .....................  Purchasing a
                                                         Polaris Plus
                                                         Variable Annuity

11.  Redemptions .....................................   Access To Your Money

12.  Taxes ...........................................   Taxes

13.  Legal Proceedings ...............................   Other Information -
                                                         Legal Proceedings

14.  Table of Contents of Statement
     of Additional Information .......................  Table of Contents
                                                         of Statement of
                                                         Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                                   Caption
-----------------------                                                   -------
15.      Cover Page ....................................................  Cover Page

16.      Table of Contents .............................................  Table of Contents

17.      General Information and History ...............................  The Polaris Plus Variable Annuity (P);
                                                                          Separate Account; General Account (P);
                                                                          Investment Options (P);
                                                                          Other Information (P)

18.      Services ......................................................  Other Information (P)

19.      Purchase of Securities Being Offered ..........................  Purchasing a Polaris Plus Variable Annuity
                                                                          (P)

20.      Underwriters ..................................................  Distribution of Contracts

21.      Calculation of Performance Data ...............................  Performance Data

22.      Annuity Payments ..............................................  Income Options (P); Income Payments;
                                                                          Annuity Unit Values

23.      Financial Statements ..........................................  Depositor: Other Information (P); Financial
                                                                          Statements; Registrant: Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 28, 2003




Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                     issued by
important information about the               AIG SUNAMERICA LIFE ASSURANCE COMPANY
Polaris Plus Variable Annuity.                    in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has several investment choices - both fixed
offered by this prospectus, obtain a          account options and variable investment portfolios listed
copy of the Statement of Additional           below. The fixed account options include market value
Information ("SAI") dated August 28,          adjustment fixed accounts for specified periods of 1, 3, and
2003. The SAI is on file with the             5 years. In addition there are 2 Dollar Cost Averaging
Securities and Exchange Commission            Accounts for 6-month and 1-year periods. The variable
("SEC") and is incorporated by                investment portfolios are part of the Anchor Series Trust
reference into this prospectus. The           ("AST") or the SunAmerica Series Trust ("SST").
Table of Contents of the SAI appears
on page 23 of this prospectus. For a          STOCKS:
free copy of the SAI, call Us at                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
(877) 999-9205 or write to Us at Our                - Aggressive Growth Portfolio                  SST
Annuity Service Center, P.O. Box                    - "Dogs" of Wall Street Portfolio              SST
54299, Los Angeles, California
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                    SST
In addition, the SEC maintains a                    - Global Equities Portfolio                    SST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                      SST
contains the SAI, materials
incorporated by reference and other               MANAGED BY DAVIS ADVISORS
information filed electronically with               - Davis Venture Value Portfolio                SST
the SEC by AIG SunAmerica Life                      - Real Estate Portfolio                        SST
Assurance Company.
                                                  MANAGED BY FEDERATED INVESTMENT COUNSELING
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated American Leaders Portfolio         SST
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES               - Telecom Utility Portfolio                    SST
ARE NOT A DEPOSIT OR OBLIGATION OF,
OR GUARANTEED OR ENDORSED BY, ANY                 FRANKLIN ADVISORY SERVICES, LLC
BANK. THEY ARE NOT FEDERALLY INSURED                - Small Company Value Portfolio                SST
BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
BOARD OR ANY OTHER AGENCY.                          - Equity Income Portfolio                      SST
                                                    - Equity Index Portfolio                       SST
                                                  MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio SST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                   SST
                                                    - International Growth & Income Portfolio      SST
                                                    - Putnam Growth: Voyager Portfolio             SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio               AST
                                                    - Growth Portfolio                             AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   SST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                    SST
                                                  MANAGED BY FEDERATED INVESTMENT COUNSELING
                                                    - Corporate Bond Portfolio                     SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio              SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio        AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Maximum Owner Transaction Expenses...................     5
 Contract Maintenance Fee.............................     5
 Separate Account Annual Expenses.....................     5
 Optional Feature Fee.................................     5
 Portfolio Expenses...................................     5

 MAXIMUM AND MINIMUM EXPENSE EXAMPLES.................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     7

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     8
 Allocation of Purchase Payments......................     8
 Accumulation Units...................................     8
 Right to Cancel......................................     9
 Exchange Offers......................................     9

 INVESTMENT OPTIONS...................................     9
 Variable Portfolios..................................     9
     Anchor Series Trust..............................     9
     SunAmerica Series Trust..........................     9
 Fixed Account Options................................    10
 Dollar Cost Averaging Fixed Accounts.................    10
 Transfers During the Accumulation Phase..............    10
 Dollar Cost Averaging ("DCA")........................    11
 Asset Allocation Rebalancing.........................    12
 Voting Rights........................................    12
 Substitution.........................................    12

 ACCESS TO YOUR MONEY.................................    12
 Withdrawal Restrictions..............................    13
 Texas Optional Retirement Program....................    13
 Systematic Withdrawal Program........................    13
 Loans................................................    13
 Free Withdrawal Amount...............................    13
 Minimum Contract Value...............................    14

 DEATH BENEFIT........................................    14

 EXPENSES.............................................    14
 Mortality and Expense Risk Charges...................    14
 Withdrawal Charges...................................    15
 Exceptions to Withdrawal Charge......................    15
 Investment Charges...................................    15
 12b-1 Fees...........................................    15
 Transfer Fee.........................................    15
 Premium Tax..........................................    16
 Income Taxes.........................................    16
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    16
 INCOME OPTIONS.......................................    16
 Annuity Date.........................................    16
 Income Options.......................................    16
 Fixed or Variable Income Payments....................    17
 Income Payments......................................    17
 Transfers During the Income Phase....................    17
 Deferment of Payments................................    17
 The Income Protector.................................    17

 TAXES................................................    19
 Annuity Contracts in General.........................    19
 Tax Treatment of Distributions -
   Qualified Contracts................................    20
 Minimum Distributions................................    20
 Tax Treatment of Death Benefits......................    20
 Diversification and Investor Control.................    21

 PERFORMANCE..........................................    21

 OTHER INFORMATION....................................    21
 The Separate Account.................................    22
 The General Account..................................    22
 Distribution of the Contract.........................    22
 Administration.......................................    22
 Legal Proceedings....................................    22
 Additional Information...............................    22

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    23

 APPENDIX A -- MARKET VALUE ADJUSTMENT................   A-1

 APPENDIX B -- CONDENSED FINANCIAL INFORMATION........   B-1

 APPENDIX C -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) We base annuity payments. For a contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement We use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, We, Us, the insurer that issues this contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

INCOME PHASE - The period during which We make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


NONQUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

On March 1, 2003, Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company. Please keep in mind, this is a name change only and will not affect the substance of your contract.

The Polaris Plus Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), We will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that We receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges, which equal a maximum of 1.25% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the contract for six complete years, or five complete years if you were separated from service at the time the contract was issued, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact Us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS AND IS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVING GOALS.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%


TRANSFER FEE..........  None


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES.

CONTRACT MAINTENANCE FEE

    None


SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.10%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.25%
                                                            =====

OPTIONAL FEATURE FEE

    You may elect either Income Protector feature described below.


  OPTIONAL INCOME PROTECTOR FEE

  (PLEASE SEE INCOME OPTIONS BELOW FOR MORE INFORMATION)



                                                ANNUAL FEE AS A % OF YOUR
   OPTION                         GROWTH RATE    INCOME BENEFIT BASE(2)
   ------                         -----------   -------------------------
   Income Protector Plus........     3.25%                0.15%
   Income Protector Max.........     5.25%                0.30%



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


           TOTAL ANNUAL TRUST OPERATING EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
service (12b-1) fees, if applicable)........................   0.52%     2.08%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT OF UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.08%)



(1) If you surrender your contract at the end of the applicable time period and you elect the optional Income Protector Max (0.30%) feature:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $936    $1,524    $2,136     $3,622
    -------------------------------------
    -------------------------------------



(2) If you do not surrender your contract and you elect the optional Income Protector Max (0.30%) feature:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $336    $1,024    $1,736     $3,622
    -------------------------------------
    -------------------------------------



(3) If you annuitize your contract at the end of the applicable time period:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $336    $1,024    $1,736     $3,622
    -------------------------------------
    -------------------------------------



MINIMUM EXPENSE EXAMPLES


(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT OF UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.52%)



(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $780    $1,057    $1,359     $2,084
    -------------------------------------
    -------------------------------------



(2) If you do not surrender your contract and you do not elect any optional features:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $180     $557      $959      $2,084
    -------------------------------------
    -------------------------------------



(3) If you annuitize your contract at the end of the applicable time period:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $180     $557      $959      $2,084
    -------------------------------------
    -------------------------------------



FOOTNOTES TO THE FEE TABLE:



  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)



   YEARS:......................................................   1    2    3    4    5    6    7
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%



    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of contract issue. See
      EXPENSES below.



   ** This Withdrawal Charge Schedule applies to all other participants.



  (2) The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual trust operating expenses. We converted the contract maintenance charge to a percentage. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.



3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those feature. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.



4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX B OF THIS PROSPECTUS.

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                       THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA contracts, the contract may be issued to a group contract holder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group contract you will receive a certificate which explains your rights under the contract. In certain situations an individual contract will be issued directly to you. When We use the term Contract in this prospectus We are referring to either your certificate if a group Participant or an actual contract if an individual contract is issued.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the contract offers:

     - Investment Options: Various investment options available in one contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) contracts may be converted to an IRA upon a separation from service. Additionally, those IRA contract holders may make on-going contributions subject to restrictions set forth in the IRC.


This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that We start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

The Contract also offers several fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.


AIG SunAmerica Life is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in your contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

- salary reduction contributions, arranged through your employer; and/or


- direct transfer or direct rollover from an existing retirement plan.


If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.


We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.


In general, We will not issue you a TSA or IRA contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to Us that minimum distribution requirements are being satisfied or are not yet required, We may issue you a contract prior to your reaching age 80.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS BELOW.


In order to issue your Contract, We must receive your completed enrollment form, and/or Purchase Payment allocation instructions and any other required paper work at Our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If We do not have the complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your Contract within 5 business days We will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until We get the information necessary to issue the Contract.

ACCUMULATION UNITS

The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, We credit your contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1:00 p.m. Pacific Standard Time, or on the next business day's unit value if We receive it after 1:00 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.


RIGHT TO CANCEL


You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day We receive your request. The amount refunded to you may be more or less than the amount you originally invested.


Certain states (and all contracts issued as IRAs) require Us to return your Purchase Payments upon a free look request. With respect to those contracts, We reserve the right to put your money in the Cash Management Portfolio option during the free look period. If you cancel your Contract during the free look period, generally, We return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, We reallocate your money according to your instructions.


EXCHANGE OFFERS

From time to time, We may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.
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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. These Portfolios are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated and unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:


  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - Aggressive Growth Portfolio                                         SST


       - "Dogs" of Wall Street Portfolio                                     SST


  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST

  MANAGED BY FEDERATED INVESTMENT COUNSELING
       - Federated American Leaders Portfolio                                SST
       - Telecom Utility Portfolio                                           SST

  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
       - Small Company Value Portfolio                                       SST


  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

       - Equity Income Portfolio                                             SST
       - Equity Index Portfolio                                              SST

  MANAGED BY VAN KAMPEN
       - International Diversified Equities Portfolio                        SST


  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - Emerging Markets Portfolio                                          SST

       - International Growth & Income Portfolio                             SST

       - Putnam Growth: Voyager Portfolio                                    SST



  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:


  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - SunAmerica Balanced Portfolio                                       SST


  MANAGED BY WM ADVISORS, INC.
       - Asset Allocation Portfolio                                          SST
BOND:


  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - High-Yield Bond Portfolio                                           SST



  MANAGED BY FEDERATED INVESTMENT COUNSELING

       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                               SST


  MANAGED BY VAN KAMPEN

       - Worldwide High Income Portfolio                                     SST


  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.


FIXED ACCOUNT OPTIONS



Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.



There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:



     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.



     - Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.



     - Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.



When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



If you take money out of an available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. However, the market value adjustment will never result in your earning less than 3% annually in any particular FAGP. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM BELOW for more details.



DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial rollover Purchase Payments in the DCAFAs, if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING BELOW for more information.



TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCAFAs. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.


Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.


We may accept transfer requests by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized fraudulent instructions.

We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. Pacific Standard Time ("PST"). If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges, after We notify you of the restriction in writing, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING ("DCA")


The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systemically transfer a set dollar amount or percentage from any Variable Portfolio (source accounts) to any other Variable Portfolio. Transfers may occur on certain periodic schedules, such as weekly or monthly and count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying Us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. FAGPs are not available as target accounts for the DCA program. Currently, there is no charge for participating in the DCA program.



We offer DCAFAs exclusively to facilitate this program. The DCAFAs only accept new rollover Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the option or the frequency of transfers once selected. You cannot transfer money already in your contract into these options.



You may terminate your DCA program at any time. If money remains in the DCAFAs, We transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count toward your 15 free transfers.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you participate in the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing. Currently, there is no charge for participating in the Asset Allocation Rebalancing Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.
VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:


     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;


     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS AND EXPENSES BELOW.


We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS


Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.


If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.


If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.


In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM


If you elect and the terms of any applicable Plan and/or the IRC allow, then We use money in your contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.


The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract value. Under certain Contracts, We may charge a one-time fee of up to $75 to set up a loan. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that contract year. However, upon a full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:


     1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death, or;


     2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when We receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to Us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the insurance and withdrawal fees and charges under your contract. However, investment charges may increase or decrease. Some states may require that We charge less than the amounts described below.


MORTALITY AND EXPENSE RISK CHARGES


Insurance charges may vary by Plan or group contract. Currently, the annual separate account expenses on this contract ranges from 0.55% to a maximum of 1.25%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company. The insurance charges applicable to your contract can be obtained by contacting your Plan Sponsor, Employer or financial advisor or consulting your Contract Data page. There is no insurance charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference.

The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

----------------------------------------------------------------
               YEAR                  1    2    3    4    5    6
----------------------------------------------------------------
        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
----------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

----------------------------------------------------------------
            YEAR                1    2    3    4    5    6    7
----------------------------------------------------------------
      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
----------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your contract by contacting your Plan Sponsor, Employer, financial adviser or by consulting your Contract Data page.

When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, We deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, We deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after We receive your request and your contract. We return your contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your contract.


Both the insurance charges and the withdrawal charges may vary by Plan and/or group contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your contract a withdrawal charge is not applicable to withdrawals requested in the following situations:


     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;


     - Death Benefits, SEE DEATH BENEFIT BELOW;

     - After your 10th contract anniversary;
     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each contract year;
     - Disability occurring after contract issue;
     - Hardship occurring after contract issue;
     - After separation from service occurring after contract issue.
     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) contract, IRA contract holders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means We will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES, ABOVE, illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.


  12b-1 FEES


Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SST, under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc. the Trust's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.


TRANSFER FEE


We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing contract holders. If We do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from zero to 3.5%. Currently We deduct the charge for premium taxes when you make a full withdrawal or annuitize the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.


Generally, for Qualified contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.



As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

INCOME OPTIONS

Currently, this contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.

We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA You as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, a portion of your payments will be fixed and a portion will be variable unless otherwise elected. AIG SunAmerica Life guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.


INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments directly deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing.


The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.


TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options. See also "Access to Your Money" for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation We call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

----------------------------------------------------
               Options                 Growth Rate*
----------------------------------------------------
      The Income Protector Plus         3.25%
----------------------------------------------------
      The Income Protector Max          5.25%
----------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.
     ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through Our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

     STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which We calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, We apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;


     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, We will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your contract provide other income options. However, We will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:

---------------------------------------
                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
-------------------------------------------------------
         Income Protector Plus            0.15%
-------------------------------------------------------
         Income Protector Max             0.30%
-------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a contract value, We deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at contract issue, We begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after contract issue, We begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, We deduct the entire annual fee from any full surrender of your contract requested prior to your contract anniversary.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state. SEE APPENDIX C FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.
----------------------------------------------------------------
----------------------------------------------------------------

                                     TAXES

----------------------------------------------------------------
----------------------------------------------------------------


NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. RECENT TAX LEGISLATION INCLUDED MANY CHANGES THAT COULD AFFECT THE TAXATION OF INVESTMENT INCOME. YOU MAY WISH TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual

Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS


Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying portfolios' management monitors the portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life, would be considered the owner of the shares of the portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


----------------------------------------------------------------
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                                  PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Portfolios. These performance numbers do not indicate future results.

From time to time, We may advertise performance for periods prior to the date the subaccounts were first issued, We derive the figures from the performance of the corresponding Portfolios for the Trusts, if available. These Trusts have been in existence for some time. We do this to demonstrate how the historical investment experience of the funds affects accumulation unit values. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio. Consult the SAI for more detailed information regarding the calculation of performance data.

The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices We use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
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                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.


AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Company, and AIG Advisors Group which consists of six broker-dealers and two investment advisers, specialize in retirement savings and investment products and services. Business focuses include; fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established a separate account, Variable Annuity Account Seven ("Separate Account"), under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 5.00% of your Purchase Payments. We may also pay an annual trail commission of up to 1.50%, payable quarterly, starting as early as the second contract year. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.


From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers or certain registered representatives that sell, or are expected to sell the contract or other contracts offered by Us. Promotional incentives may change at any time.


AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 distributes the contracts. SunAmerica Capital Services is an affiliate of AIG SunAmerica Life, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of this contract.
ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact Our Annuity Service Center at 1-877-999-9205, if you have any comment, question or service request.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.


ADDITIONAL INFORMATION

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the requested documents are mailed.

Registration Statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statement and its exhibits. For further information regarding the Separate Account, AIG SunAmerica Life and its general account, the Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

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----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------


Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     13
Financial Statements..........................     13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      APPENDIX A - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.



We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.



Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.



The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:



                         [(1+I)/(1+J+L)] (n-t)/12) - 1



  where:



        I is the interest rate you are earning on the money invested in the FAGP;



        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;



        n is the number of full months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;



        t is the time expired in months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;



        (n-t) is the number of months remaining in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;



        L is 0.005;



       If (n-t) greater than 60 months, then J in the MVA formula is the interest rate then currently available for the 5-Year FAGP;



       The MVA is applied only if the absolute difference between I and J is greater than 0.005;



       If the MVA is negative, the annuity value may not be reduced below the purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender; and



       If the MVA is positive, the amount added to the annuity value may not exceed the amount that if negative, could be deducted.



We do not assess an MVA for:



     - Amounts DCA'd from the 1-Year MVA Fixed account;



     - Amounts withdrawn to pay fees or charges;



     - Amounts transferred from the DCA Fixed accounts;



     - Withdrawals or fund transfers within 30 days after the end of the guarantee period;



     - Transfers from MVA Fixed accounts to Collateral Fixed accounts;



     - Death Benefit paid upon death of participant;



     - Annuitizations on the Latest Annuity Date.



EXAMPLES OF THE MVA



The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your contract.



The examples below assume the following:



     (1) You made an initial Purchase Payment of $10,000 on October 1, 2003 and allocated it to a 3-year FAGP at a rate of 5%. The number of full months in the Guaranteed Period is 39 months (n=39);



     (2) You make a partial withdrawal of $5,000 on June 15, 2005 after the funds have been in the FAGP for 20 1/2 months (t=21);



     (3) The annuity value at the date of withdrawal is $10,868.43 (10,000 X 1.05(623/365)) assuming 623 days of interest;



     (4) The minimum remaining account value after the application of a negative market value adjustment is $5,517.47 [(10,000 X 1.03(623/365)) - 5,000]
         assuming 623 days of interest;

     (5) You have not made any transfers, additional Purchase Payments, or withdrawals; and



     (6) Your contract was not issued in Pennsylvania, Florida, or New York.



If the MVA is negative or positive, the maximum amount by which the account value can be reduced or increased is the account value prior to the application of the MVA less the minimum remaining account value. In the examples that follow, the maximum MVA adjustment, either positive or negative, is:



                         5,868.43 - 5,517.47 = $350.96



POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is= [(1+I)/(1+J+0.005)] (n-t)/12) - 1


                 = [(1.05)/(1.04+0.005)] (18/12) - 1


                 = (1.004785) (1.5) - 1


                 = 1.007186 - 1


                 = +0.007186



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $5,000 X (+0.007186) = +$35.93



Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.



NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is= [(1+I)/(1+J+0.005)] (n-t)/12) - 1


                 = [(1.05)/(1.06+0.005)] (18/12) - 1


                 = (0.985915) (1.5) - 1


                 = 0.978948 - 1


                 = -0.021052



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                        $5,000 X (-0.021052) = - $105.26



Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.



POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is =[(1+I)/(1+J+0.005)] (n-t)/12) - 1


                   = [(1.05)/(1.04+0.005)] (18/12) - 1


                   = (1.004785) (1.5) - 1


                   = 1.007186 - 1


                   = +0.007186



The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:



                         $4,750 X (+0.007186) = +$34.13



Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.



NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is= [(1+I)/(1+J+0.005)] (n-t)/12) - 1


                 = [(1.05)/(1.06+0.005)] (18/12) - 1


                 = (0.985915) (1.5) - 1


                 = 0.978948 - 1


                 =-0.021052



The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:



                        $4,750 X (-0.021052) = -$100.00



Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          27.21          28.69            45.44           37.392           31.686
                                          (b)                                          10.00            8.575            7.295
  Ending AUV............................  (a)          28.69          45.44            37.39           31.686           27.782
                                          (b)                                           8.57            7.295            6.422
  Ending Number of AUs..................  (a)         52,736        878,168          935,668          939,065          872,982
                                          (b)                                            818            3,904            2,897
---------------------------------------------------------------------------------------------------------------------------------
Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          27.45          28.24            34.09           29.136           25,649
                                          (b)                                          10.00            8.745            7.729
  Ending AUV............................  (a)          28.24          34.09            29.14           25.649           21.660
                                          (b)                                           8.75            7.729            6.553
  Ending Number of AUs..................  (a)         49,892        795,149          838,055          829,414          767,232
                                          (b)                                          1,549            4,575            1,707
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - (a) 3/19/99 (b)
  2/8/01)
  Beginning AUV.........................  (a)          13.60          13.60            13.50           14.844           15.704
                                          (b)                                          10.69           10.717           11.384
  Ending AUV............................  (a)          13.60          13.50            14.84           15.704           16.834
                                          (b)                                          10.72           11.384           12.253
  Ending Number of AUs..................  (a)        180,434      3,159,021        3,297,472        3,250,427        3,259,053
                                          (b)                                             25            3,422              326
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date - (a) 3/23/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)           6.60           7.63             9.68            6.741            7.366
                                          (b)                                          10.00            9.120           10.010
  Ending AUV............................  (a)           7.63           9.68             6.74            7.366            6.102
                                          (b)                                           9.12           10.010
  Ending Number of AUs..................  (a)         18,838        588,449          588,363          599,115          518,892
                                          (b)                                             90              797               --
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................  (a)          13.99          14.36            15.36           12.332           10.238
                                          (b)
  Ending AUV............................  (a)          14.36          15.36            12.33           10.238            7.134
                                          (b)
  Ending Number of AUs..................  (a)         22,528        381,038          399,062          397,985          378,565
                                          (b)                                             --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b)
  12/11/00)
  Beginning AUV.........................  (a)          21.05          21.42            27.15           19.986           16.270
                                          (b)                                          10.00            8.673            7.089
  Ending AUV............................  (a)          21.42          27.15            19.99           16.270           13.156
                                          (b)                                           8.67            7.089            5.753
  Ending Number of AUs..................  (a)         14,587        587,483          621,167          598,333          550,495
                                          (b)                                            499            1,959              212
---------------------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          11.81          12.87            14.13           12.641           11.010
                                          (b)                                           9.09            8.725            7.631
  Ending AUV............................  (a)          12.87          14.13            12.64           11.010            8.580
                                          (b)                                           8.73            7.631            5.970
  Ending Number of AUs..................  (a)         14,725        555,461          591,348          600,190          576,640
                                          (b)                                            213              807              668
---------------------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects 1.25% Separate Account Charges
         (b) Reflects 0.85% Separate Account Charges

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          15.48          16.18            24.02           17.202           13.067
                                          (b)                                           9.66            6.660            5.079
  Ending AUV............................  (a)          16.18          24.02            17.20           13.067           10.587
                                          (b)                                           6.66            5.079            4.131
  Ending Number of AUs..................  (a)         28,487        907,848          951,846          893,284          812,929
                                          (b)                                            463              980              288
---------------------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)           9.06           9.98             9.30           10.856           12.265
                                          (b)                                          10.00           11.068           12.434
  Ending AUV............................  (a)           9.98           9.30            10.86           12.265           12.697
                                          (b)                                          10.97           12.434           12.984
  Ending Number of AUs..................  (a)          5,242        182,417          209,952          269,182          322,682
                                          (b)                                             17            1,034               --
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          25.97          26.04            30.47           22.464           17.538
                                          (b)                                          10.00            7.727            6.057
  Ending AUV............................  (a)          26.04          30.47            22.46           17.538           14.568
                                          (b)                                           7.73            6.057            5.051
  Ending Number of AUs..................  (a)        149,215      1,971,364        1,966,522        1,831,599        1,601,326
                                          (b)                                            371            1,209              174
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          40.86          40.20            49.82           35.913           28.657
                                          (b)                                           8.81            7.072            5.666
  Ending AUV............................  (a)          40.20          49.82            35.91           28.657           24.004
                                          (b)                                           7.07            5.666            4.765
  Ending Number of AUs..................  (a)        147,759      2,826,566        2,862,749        2,724,668        2,424,504
                                          (b)                                            694            3,136            1,984
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................  (a)           9.42          10.22             8.41            9.436           10.177
                                          (b)
  Ending AUV............................  (a)          10.22           8.41             9.44           10.177            8.758
                                          (b)
  Ending Number of AUs..................  (a)         30,615        665,329          640,566          657,864          647,923
                                          (b)                                             --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          25.34          26.76            30.39           28.201           25.682
                                          (b)                                          10.00            9.864            9.019
  Ending AUV............................  (a)          26.76          30.39            28.20           25.682           22.336
                                          (b)                                           9.86            9.019            7.875
  Ending Number of AUs..................  (a)         37,452        748,416          830,018          876,039          837,110
                                          (b)                                            719            4,088            1,413
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................  (a)          16.63          17.58            16.34           17.333           15.940
                                          (b)
  Ending AUV............................  (a)          17.58          16.34            17.33           15.940           13.207
                                          (b)
  Ending Number of AUs..................  (a)         25,264        422,715          445,284          477,854          463,108
                                          (b)                                             --               --               --
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Growth-Income
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          29.83          30.82            36.49           30.347           25.714
                                          (b)                                          10.00            8.734            7.431
  Ending AUV............................  (a)          30.82          36.49            30.35           25.714           22.086
                                          (b)                                           8.73            7.431            6.407
  Ending Number of AUs..................  (a)        124,672      2,435,756        2,501,326        2,430,317        2,202,766
                                          (b)                                            201            1,872              647
---------------------------------------------------------------------------------------------------------------------------------
Equity Index
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................  (a)          10.00          10.26            10.82            9.277            7.965
                                          (b)                                           8.98            8.357            7.203
  Ending AUV............................  (a)          10.26          10.82             9.28            7.965            6.794
                                          (b)                                           8.36            7.203
  Ending Number of AUs..................  (a)        400,093      6,227,727        6,183,325        5,912,696        5,344,702
                                          (b)                                            201              907               --
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          14.44          14.98            14.69           13.699           10.772
                                          (b)                                          10.00            9.595            7.630
  Ending AUV............................  (a)          14.98          14.69            13.70           10.772            8.861
                                          (b)                                           9.60            7.630
  Ending Number of AUs..................  (a)         16,154        457,503          447,434          421,262          358,152
                                          (b)                                            161               --               --
---------------------------------------------------------------------------------------------------------------------------------
Equity Income
  (Inception Date - (a) 3/23/99 (b)
  4/4/01)
  Beginning AUV.........................  (a)          10.00          10.58             9.90           10.956           10.476
                                          (b)                                          10.16           10.812           10.378
  Ending AUV............................  (a)          10.58           9.90            10.96           10.476            8.968
                                          (b)                                          10.81           10.378
  Ending Number of AUs..................  (a)         36,063        705,007          737,673          790,207          758,827
                                          (b)                                             18              246               --
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV.........................  (a)          18.47          19.16            19.87           19.099           18.333
                                          (b)
  Ending AUV............................  (a)          19.16          19.87            19.10           18.333           17.703
                                          (b)
  Ending Number of AUs..................  (a)         27,027        593,068          638,666          602,916          571,196
                                          (b)                                             --               --               --
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          17.30          17.48            19.40           16.396           14.298
                                          (b)                                           9.32            8.067            7.063
  Ending AUV............................  (a)          17.48          19.40            16.40           14.298           12.956
                                          (b)                                           8.07            7.063            6.426
  Ending Number of AUs..................  (a)        254,773      4,976,910        4,927,161        4,592,956        4,022,365
                                          (b)                                            399            2,546              837
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.........................  (a)          13.99          14.77            15.85           14.743           14.685
                                          (b)
  Ending AUV............................  (a)          14.77          15.85            14.74           14.685           15.732
                                          (b)
  Ending Number of AUs..................  (a)          4,828        110,742          125,922          120,482          115,713
                                          (b)                                             --               --               --
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
High - Yield Bond
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................  (a)          14.71          15.15            14.78           13.607           12.745
                                          (b)                                          10.00            9.622            9.049
  Ending AUV............................  (a)          15.15          14.78            13.61           12.745           13.073
                                          (b)                                           9.62            9.049            9.321
  Ending Number of AUs..................  (a)         23,707        375,439          380,713          368,246          352,067
                                          (b)                                             82              539               --
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date - (a) 3/23/99 (b)
  4/6/01)
  Beginning AUV.........................  (a)          13.09          13.15            12.77           13.649           14.359
                                          (b)                                          10.00            9.958           10.517
  Ending AUV............................  (a)          13.15          12.77            13.65           14.359           15.637
                                          (b)                                           9.96           10.517
  Ending Number of AUs..................  (a)         32,037        600,023          644,043          685,610          679,219
                                          (b)                                              5              255               --
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          14.43          14.54            14.36           15.454           15.801
                                          (b)                                          10.00           10.481           10.763
  Ending AUV............................  (a)          14.54          14.36            15.45           15.801           16.849
                                          (b)                                          10.48           10.763
  Ending Number of AUs..................  (a)         40,454        510,047          517,475          510,010          476,778
                                          (b)                                            446              446               --
---------------------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b)
  2/8/01)
  Beginning AUV.........................  (a)          10.00          10.96            12.65           14.522           16.627
                                          (b)                                          10.00           10.068           11.574
  Ending AUV............................  (a)          10.96          12.65            14.52           16.627           13.176
                                          (b)                                          10.07           11.574            9.207
  Ending Number of AUs..................  (a)          4,634        260,742          332,571          458,007          457,922
                                          (b)                                            211            1,010              403
---------------------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date - (a) 3/23/99 (b)
  1/26/01)
  Beginning AUV.........................  (a)          11.95          11.99            12.45           13.012           13.185
                                          (b)                                          10.22           10.325           10.505
  Ending AUV............................  (a)          11.99          12.45            13.01           13.185           13.171
                                          (b)                                          10.32           10.505           10.536
  Ending Number of AUs..................  (a)        337,271      2,131,823        2,060,001        1,839,033        1,553,588
                                          (b)                                          1,701            3,026            3,497


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at contract issue.

--------------------------------------------------------------------------------------------------------------
                                                                                                    INCOME
       IF AT ISSUE    ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:     PROTECTOR
         YOU ARE         1 - 6            7             10             15             20            LEVEL
--------------------------------------------------------------------------------------------------------------
     Unisex               N/A           5,494          6,378          8,279         10,920       TIP Plus
     Age 45*              N/A           6,284          7,727         11,039         16,027       TIP Max
--------------------------------------------------------------------------------------------------------------
     Male, Age 45         N/A           4,879          5,601          7,115          9,168       TIP Plus
     Female Age 45**      N/A           5,580          6,786          9,488         13,456       TIP Max
--------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN





            (Portion Relating to the Polaris Plus Variable Annuity)





This Statement of Additional Information is not a prospectus; it should be read with the prospectus of the same date relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling
(877) 999-9205 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                August 28, 2003

                                TABLE OF CONTENTS




                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Performance Data ..........................................     4

Income Payments............................................     8

Annuity Unit Values........................................     8

Taxes......................................................    11

Distribution of Contracts..................................    13

Financial Statements.......................................    13

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 30, 2003, were -0.23% and -0.23%, respectively.


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.



                                  PERFORMANCE
                 HISTORICAL PERFORMANCE OF THE SEPARATE ACCOUNT
                              FOR THE PERIOD ENDING
                                 APRIL 30, 2003
                           AVERAGE ANNUAL TOTAL RETURN
                          WITHOUT AND WITH REDEMPTIONS





                                                                  1 YEAR                    SINCE INCEPTION(1)
                                                         -----------------------          ----------------------
                                         INCEPTION       WITHOUT           WITH           WITHOUT           WITH
                                         ---------       -------         -------          -------           ----
-------------------------
ANCHOR SERIES TRUST
-------------------------
Capital Appreciation                      3/19/99        -12.32%         -18.32%            0.51%         -0.47%
Growth                                    3/19/99        -15.55%         -21.55%           -5.60%         -6.78%
Government & Quality Bond                 3/19/99          7.20%           1.20%            5.32%          4.49%
-------------------------
SUNAMERICA SERIES TRUST
-------------------------
Corporate Bond                            3/23/99          8.90%           2.90%            4.42%          3.56%
Global Bond                               3/19/99          6.63%           0.63%            3.84%          2.96%
High Yield                                3/19/99          2.57%          -3.43%           -2.83%         -3.91%
Worldwide High Income                     3/31/99          7.13%           1.13%            2.92%          2.01%
Asset Allocation                          3/23/99         -3.43%          -9.43%           -1.03%         -2.05%
Growth & Income                           3/19/99        -14.11%         -20.11%           -7.05%         -8.29%
Davis Venture Value                       3/19/99        -13.03%         -19.03%           -3.02%         -4.11%
Putnam Growth: Voyager                    3/19/99        -16.94%         -22.94%          -13.11%        -14.66%
Alliance Growth                           3/19/99        -16.24%         -22.24%          -12.12%        -13.62%
Global Equities                           3/19/99        -19.14%         -25.14%          -10.80%        -12.22%
Telcom Utility                            3/19/99        -17.74%         -23.74%          -11.19%        -12.64%
SunAmerica Balanced                       3/19/99         -9.38%         -15.38%           -6.79%         -8.02%
Federated American Leaders                3/19/99        -17.15%         -23.15%           -5.44%         -6.62%
Aggressive Growth                         3/19/99        -18.98%         -24.98%           -8.83%        -10.15%
International Diversified Equities        3/19/99        -30.32%         -36.32%          -15.09%        -16.76%
Emerging Markets                          3/23/99        -17.16%         -23.16%           -1.89%         -2.94%
International Growth & Income             3/24/99        -22.08%         -28.08%           -7.49%         -8.76%
Real Estate                               3/31/99          3.52%          -2.48%            8.62%          7.86%
"Dogs" of Wall Street                     3/19/99        -13.94%         -19.94%           -1.74%         -2.79%
Equity Income                             3/23/99        -14.39%         -20.39%           -3.14%         -4.24%
Equity Index                              3/19/99        -14.70%         -20.70%           -9.23%        -10.57%
Small Company Value                       3/23/99        -20.75%         -26.75%            6.24%          5.42%












               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS
                TOTAL ANNUAL RETURNS (5 YEAR AND SINCE INCEPTION)
                                FOR PERIOD ENDING
                                 APRIL 30, 2003
                         (WITHOUT AND WITH REDEMPTIONS)




                                                                1 YEAR                       5 YEAR              SINCE INCEPTION(1)
                                                         --------------------       --------------------        --------------------
                                         INCEPTION*      WITHOUT       WITH         WITHOUT       WITH          WITHOUT       WITH
                                         ---------       -------      -------       -------      -------        -------      ------
-------------------------
ANCHOR SERIES TRUST
-------------------------
Capital Appreciation                      3/23/87        -12.32%      -18.32%        2.06%         1.32%          11.42%     11.42%
Growth                                     9/5/84        -15.55%      -21.55%       -1.69%        -2.56%           9.92%      9.92%
Government & Quality Bond                  9/5/84          7.20%        1.20%        5.43%         4.77%           7.64%      7.64%
-------------------------
SUNAMERICA SERIES TRUST
-------------------------
Corporate Bond                             7/1/93          8.90%        2.90%        4.07%         3.37%           4.81%      4.81%
Global Bond                                7/1/93          6.63%        0.63%        4.50%         3.82%           5.61%      5.61%
High Yield                                 2/9/93          2.57%       -3.43%       -3.43%        -4.37%           2.82%      2.82%
Worldwide High Income                    10/28/94          7.13%        1.13%       -1.77%        -2.64%           5.62%      5.62%
Asset Allocation                           7/1/93         -3.43%       -9.43%       -1.75%        -2.63%           6.15%      6.15%
Growth & Income                            2/9/93        -14.11%      -20.11%       -2.45%        -3.35%           8.24%      8.24%
Davis Venture Value                      10/28/94        -13.03%      -19.03%       -1.60%        -2.47%          10.07%     10.07%
Putnam Growth: Voyager                     2/9/93        -16.94%      -22.94%       -7.63%        -8.76%           3.92%      3.92%
Alliance Growth                            2/9/93        -16.24%      -22.24%       -4.69%        -5.68%           9.13%      9.13%
Global Equities                            2/9/93        -19.14%      -25.14%       -7.81%        -8.94%           2.88%      2.88%
Telcom Utility                             6/3/96        -17.74%      -23.74%       -8.47%        -9.64%          -1.63%     -1.63%
SunAmerica Balanced                        6/3/96         -9.38%      -15.38%       -2.76%        -3.67%           3.93%      3.93%
Federated American Leaders                 6/3/96        -17.15%      -23.15%       -3.51%        -4.45%           4.23%      4.23%
Aggressive Growth                          6/3/96        -18.98%      -24.98%       -3.07%        -4.00%           0.94%      0.94%
International Diversified Equities       10/28/94        -30.32%      -36.32%      -12.14%       -13.52%          -3.76%     -3.76%
Emerging Markets                           6/2/97        -17.16%      -23.16%       -6.85%        -7.94%          -7.95%     -8.99%
International Growth & Income              6/2/97        -22.08%      -28.08%       -7.01%        -8.11%          -2.48%     -3.26%
Real Estate                                6/2/97          3.52%       -2.48%        2.41%         1.67%           4.21%      3.65%
"Dogs" of Wall Street                      4/1/98        -13.94%      -19.94%       -2.22%        -3.12%          -2.52%     -3.41%
Equity Income                             3/23/99        -14.39%      -20.39%          N/A           N/A          -1.06%     -2.02%
Equity Index                             12/14/98        -14.70%      -20.70%          N/A           N/A          -5.87%     -7.01%
Small Company Value                      12/14/98        -20.75%      -26.75%          N/A           N/A           3.61%      2.79%



* For portfolios with six years of performance withdrawal charge Schedule B as defined in the prospectus was used. Under withdrawal charge Schedule A (as defined in the prospectus) no surrender charge would apply. Year six is the only year in which the schedules differ.


(1) This represents the date the Variable Portfolio became available in the Separate Account.



               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS
                        TOTAL ANNUAL RETURNS (10 YEAR)**
                                FOR PERIOD ENDING
                                 APRIL 30, 2003
                         (WITHOUT AND WITH REDEMPTIONS)


                                                                               10 YEAR
                                                                      -------------------------
                                                INCEPTION             WITHOUT             WITH
                                                ---------             -------            ------
            -------------------------
            ANCHOR SERIES TRUST
            -------------------------
            Capital Appreciation                 3/23/87                5.41%             5.41%
            Growth                                9/5/84                8.19%             8.19%
            Government & Quality Bond             9/5/84               11.02%            11.02%

            -------------------------
            SUNAMERICA SERIES TRUST
            -------------------------
            Alliance Growth                       02/09/93              9.70%             9.70%
            Growth & Income                       02/09/93              8.50%             8.50%
            High-Yield Bond                       02/09/93              2.58%             2.58%
            Putnam Growth: Voyager                02/09/93              4.61%             4.61%



       ** Only those portfolios in existence for 10 or more years are shown.

                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM


     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.



     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                     TAXES
GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc.

        Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



The consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Seven at April 30, 2003, and for each of the two years in the period ended April 30, 2003, are contained herein.





PricewaterhouseCoopers LLP, 350 South Grand Avenue, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2003

                                    CONTENTS

Report of Independent Auditors ............................................    1
Statement of Assets and Liabilities .......................................    2
Schedule of Portfolio Investments .........................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   15
Notes to Financial Statements .............................................   27

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 7, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003

                                                                          Government
                                                            Capital           and                          Aggressive
                                                         Appreciation     Quality Bond      Growth           Growth
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                                         ------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $45,411,415     $69,894,786     $27,512,769     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                         0               0               0       9,544,290
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $45,411,415     $69,894,786     $27,512,769     $ 9,544,290
                                                          ===========================================================

     Accumulation units                                   $45,362,060     $69,813,163     $27,478,711     $ 9,544,290

     Contracts in payout (annuitization) period                49,355          81,623          34,058               0
                                                          -----------------------------------------------------------

          Total net assets                                $45,411,415     $69,894,786     $27,512,769     $ 9,544,290
                                                          ===========================================================

Accumulation units outstanding                              3,312,355       4,435,309       2,185,613         961,812
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $    18,606     $     3,995     $    11,185     $     1,190
     Accumulation units outstanding                             2,897             326           1,707             288
     Unit value of accumulation units                     $      6.42     $     12.25     $      6.55     $      4.13

Contracts with total expenses of 0.85% **:
     Net Assets                                           $19,469,576     $14,120,061     $10,142,057     $   896,990
     Accumulation units outstanding                         2,242,839       1,104,627       1,319,642         142,222
     Unit value of accumulation units                     $      8.68     $     12.78     $      7.69     $      6.31

Contracts with total expenses of 1.10% :
     Net Assets                                           $ 1,670,118     $   906,460     $   741,577     $    40,024
     Accumulation units outstanding                           193,637          71,303          97,032           6,373
     Unit value of accumulation units                     $      8.63     $     12.71     $      7.64     $      6.28

Contracts with total expenses of 1.25% :
     Net Assets                                           $24,253,115     $54,864,270     $16,617,950     $ 8,606,086
     Accumulation units outstanding                           872,982       3,259,053         767,232         812,929
     Unit value of accumulation units                     $     27.78     $     16.83     $     21.66     $     10.59

                                                                Alliance          Asset         Blue Chip
                                                                  Growth        Allocation       Growth
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 1)       (Class 1)       ( Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                     72,130,071      12,636,500         759,737
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $72,130,071     $12,636,500     $   759,737
                                                               ===========================================

     Accumulation units                                        $72,095,228     $12,627,686     $   759,737

     Contracts in payout (annuitization) period                     34,843           8,814               0
                                                               -------------------------------------------

          Total net assets                                     $72,130,071     $12,636,500     $   759,737
                                                               ===========================================

Accumulation units outstanding                                   4,857,901         842,182         165,075
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $     9,456     $         0     $         0
     Accumulation units outstanding                                  1,984               -               -
     Unit value of accumulation units                          $      4.77     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $13,160,684     $ 2,296,393     $   714,984
     Accumulation units outstanding                              2,297,444         246,399         155,299
     Unit value of accumulation units                          $      5.73     $      9.32     $      4.60

Contracts with total expenses of 1.10% :
     Net Assets                                                $   763,175     $   228,020     $    44,753
     Accumulation units outstanding                                133,969          24,587           9,776
     Unit value of accumulation units                          $      5.70     $      9.27     $      4.58

Contracts with total expenses of 1.25% :
     Net Assets                                                $58,196,756     $10,112,087     $         0
     Accumulation units outstanding                              2,424,504         571,196               -
     Unit value of accumulation units                          $     24.00     $     17.70     $         0

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                             Cash          Corporate     Davis Venture     "Dogs" of
                                                           Management        Bond            Value        Wall Street
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                24,491,587      16,712,027      51,742,583       6,528,585
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $24,491,587     $16,712,027     $51,742,583     $ 6,528,585
                                                          ===========================================================

     Accumulation units                                   $24,434,696     $16,704,271     $51,726,260     $ 6,527,251

     Contracts in payout (annuitization) period                56,891           7,756          16,323           1,334
                                                          -----------------------------------------------------------

          Total net assets                                $24,491,587     $16,712,027     $51,742,583     $ 6,528,585
                                                          ===========================================================

Accumulation units outstanding                              1,922,742       1,170,704       4,665,711         733,143
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $    36,842     $         0     $    11,125     $         0
     Accumulation units outstanding                             3,497               -           1,413               -
     Unit value of accumulation units                     $     10.54     $         0     $      7.87     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 3,516,200     $ 5,317,911     $30,674,883     $   743,689
     Accumulation units outstanding                           321,915         428,783       3,552,389          74,185
     Unit value of accumulation units                     $     10.92     $     12.40     $      8.64     $     10.02

Contracts with total expenses of 1.10% :
     Net Assets                                           $   476,373     $   773,097     $ 2,359,246     $   110,249
     Accumulation units outstanding                            43,742          62,702         274,799          11,035
     Unit value of accumulation units                     $     10.89     $     12.33     $      8.59     $      9.99

Contracts with total expenses of 1.25% :
     Net Assets                                           $20,462,172     $10,621,019     $18,697,329     $ 5,674,647
     Accumulation units outstanding                         1,553,588         679,219         837,110         647,923
     Unit value of accumulation units                     $     13.17     $     15.64     $     22.34     $      8.76

                                                                Emerging         Equity          Equity
                                                                  Markets        Income           Index
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 1)       (Class 1)       (Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                      3,999,291       6,804,963      36,310,699
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $ 3,999,291     $ 6,804,963     $36,310,699
                                                               ===========================================

     Accumulation units                                        $ 3,992,386     $ 6,791,828     $36,245,459

     Contracts in payout (annuitization) period                      6,905          13,135          65,240
                                                               -------------------------------------------

          Total net assets                                     $ 3,999,291     $ 6,804,963     $36,310,699
                                                               ===========================================

Accumulation units outstanding                                     632,213         758,827       5,344,702
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $   753,112     $         0     $         0
     Accumulation units outstanding                                102,396               -               -
     Unit value of accumulation units                          $      7.35     $         0     $         0

Contracts with total expenses of 1.10% :
     Net Assets                                                $    80,052     $         0     $         0
     Accumulation units outstanding                                 10,925               -               -
     Unit value of accumulation units                          $      7.33     $         0     $         0

Contracts with total expenses of 1.25% :
     Net Assets                                                $ 3,166,127     $ 6,804,963     $36,310,699
     Accumulation units outstanding                                518,892         758,827       5,344,702
     Unit value of accumulation units                          $      6.10     $      8.97     $      6.79

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                           Goldman
                                                           Federated        Global          Global           Sachs
                                                             Value           Bond          Equities        Research
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                10,910,210       9,012,858      10,038,817         455,203
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $10,910,210     $ 9,012,858     $10,038,817     $   455,203
                                                          ===========================================================

     Accumulation units                                   $10,907,038     $ 9,007,066     $10,037,808     $   455,203

     Contracts in payout (annuitization) period                 3,172           5,792           1,009               0
                                                          -----------------------------------------------------------

          Total net assets                                $10,910,210     $ 9,012,858     $10,038,817     $   455,203
                                                          ===========================================================

Accumulation units outstanding                              1,047,833         557,751       1,037,728          86,857
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $         0     $     1,220     $         0
     Accumulation units outstanding                                 -               -             212               -
     Unit value of accumulation units                     $         0     $         0     $      5.75     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 4,592,289     $   896,035     $ 2,739,408     $   402,804
     Accumulation units outstanding                           560,019          74,019         477,240          76,812
     Unit value of accumulation units                     $      8.20     $     12.11     $      5.74     $      5.24

Contracts with total expenses of 1.10% :
     Net Assets                                           $   201,505     $    83,729     $    55,846     $    52,399
     Accumulation units outstanding                            24,706           6,954           9,781          10,045
     Unit value of accumulation units                     $      8.16     $     12.04     $      5.71     $      5.22

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 6,116,416     $ 8,033,094     $ 7,242,343     $         0
     Accumulation units outstanding                           463,108         476,778         550,495               -
     Unit value of accumulation units                     $     13.21     $     16.85     $     13.16     $         0

                                                                 Growth-         Growth        High-Yield
                                                                 Income       Opportunities       Bond
                                                                Portfolio      Portfolio       Portfolio
                                                                (Class 1)      (Class 1)        (Class 1)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                     61,581,722         175,830       7,178,636
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                              0               0               0

Liabilities                                                              0               0               0
                                                               -------------------------------------------

Net Assets                                                     $61,581,722     $   175,830     $ 7,178,636
                                                               ===========================================

     Accumulation units                                        $61,469,368     $   175,830     $ 7,177,901

     Contracts in payout (annuitization) period                    112,354               0             735
                                                               -------------------------------------------

          Total net assets                                     $61,581,722     $   175,830     $ 7,178,636
                                                               ===========================================

Accumulation units outstanding                                   4,056,149          48,330         638,229
                                                               ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $     4,142     $         0     $         0
     Accumulation units outstanding                                    647               -               -
     Unit value of accumulation units                          $      6.41     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $12,169,246     $   174,617     $ 2,412,976
     Accumulation units outstanding                              1,743,668          48,013         267,960
     Unit value of accumulation units                          $      6.98     $      3.64     $      9.00

Contracts with total expenses of 1.10% :
     Net Assets                                                $   757,031     $     1,213     $   163,189
     Accumulation units outstanding                                109,068             317          18,202
     Unit value of accumulation units                          $      6.94     $      3.83     $      8.97

Contracts with total expenses of 1.25% :
     Net Assets                                                $48,651,303     $         0     $ 4,602,471
     Accumulation units outstanding                              2,202,766               -         352,067
     Unit value of accumulation units                          $     22.09     $         0     $     13.07

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                         International
                                                          Diversified    International     MFS Growth      MFS Mid-
                                                            Equities    Growth & Income    & Income       Cap Growth
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                 3,655,991      10,734,722       6,981,443       2,840,743
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $ 3,655,991     $10,734,722     $ 6,981,443     $ 2,840,743
                                                          ===========================================================

     Accumulation units                                   $ 3,655,377     $10,721,130     $ 6,981,443     $ 2,840,743

     Contracts in payout (annuitization) period                   614          13,592               0               0
                                                          -----------------------------------------------------------

          Total net assets                                $ 3,655,991     $10,734,722     $ 6,981,443     $ 2,840,743
                                                          ===========================================================

Accumulation units outstanding                                584,446       1,447,371         992,326         482,982
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $     3,986     $         0     $         0
     Accumulation units outstanding                                 -             668               -               -
     Unit value of accumulation units                     $         0     $      5.97     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $   948,241     $ 5,569,809     $ 6,349,463     $ 2,643,255
     Accumulation units outstanding                           204,331         837,785         902,075         449,234
     Unit value of accumulation units                     $      4.64     $      6.65     $      7.04     $      5.88

Contracts with total expenses of 1.10% :
     Net Assets                                           $     7,157     $   213,500     $   631,980     $   197,488
     Accumulation units outstanding                             1,550          32,278          90,251          33,748
     Unit value of accumulation units                     $      4.62     $      6.61     $      7.00     $      5.85

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 2,700,593     $ 4,947,427     $         0     $         0
     Accumulation units outstanding                           378,565         576,640               -               -
     Unit value of accumulation units                     $      7.13     $      8.58     $         0     $         0

                                                               MFS Total        Putnam           Real
                                                                Return          Growth          Estate
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 1)       (Class 1)       (Class 1)
                                                              -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                   $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                    29,450,456      27,931,800       5,468,503
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                             0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                             0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                             0               0               0

Liabilities                                                             0               0               0
                                                              -------------------------------------------

Net Assets                                                    $29,450,456     $27,931,800     $ 5,468,503
                                                              ===========================================

     Accumulation units                                       $29,444,243     $27,909,902     $ 5,468,503

     Contracts in payout (annuitization) period                     6,213          21,898               0
                                                              -------------------------------------------

          Total net assets                                    $29,450,456     $27,931,800     $ 5,468,503
                                                              ===========================================

Accumulation units outstanding                                  2,609,969       2,441,491         414,863
                                                              ===========================================

Contracts with total expenses of 0.85% *:
     Net Assets                                               $         0     $       876     $         0
     Accumulation units outstanding                                     -             174               -
     Unit value of accumulation units                         $         0     $      5.05     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                               $26,993,765     $ 4,479,997     $ 1,313,364
     Accumulation units outstanding                             2,391,121         817,468          88,262
     Unit value of accumulation units                         $     11.29     $      5.48     $     14.88

Contracts with total expenses of 1.10% :
     Net Assets                                               $ 2,456,691     $   122,772     $    58,017
     Accumulation units outstanding                               218,848          22,523           3,919
     Unit value of accumulation units                         $     11.23     $      5.45     $     14.80

Contracts with total expenses of 1.25% :
     Net Assets                                               $         0     $23,328,155     $ 4,097,122
     Accumulation units outstanding                                     -       1,601,326         322,682
     Unit value of accumulation units                         $         0     $     14.57     $     12.70

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                         Small Company    SunAmerica                       Telecom
                                                             Value         Balanced       Technology        Utility
                                                           Portfolio       Portfolio       Portfolio      Portfolio
                                                           (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                 6,037,265      56,393,035         121,123       3,570,779
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                         0               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0               0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0               0

Liabilities                                                         0               0               0               0
                                                          ------------------------------------------------------------

Net Assets                                                $ 6,037,265     $56,393,035     $   121,123     $ 3,570,779
                                                          ============================================================

     Accumulation units                                   $ 6,037,265     $56,320,424     $   121,123     $ 3,560,535

     Contracts in payout (annuitization) period                     0          72,611               0          10,244
                                                          ------------------------------------------------------------

          Total net assets                                $ 6,037,265     $56,393,035     $   121,123     $ 3,570,779
                                                          ============================================================

Accumulation units outstanding                                458,325       4,597,911          66,761         423,820
                                                          ============================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $     3,711     $     5,376     $         0     $         0
     Accumulation units outstanding                               403             837               -               -
     Unit value of accumulation units                     $      9.21     $      6.43     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $         0     $ 4,093,039     $   106,748     $   373,283
     Accumulation units outstanding                                 -         550,347          58,799          61,703
     Unit value of accumulation units                     $         0     $      7.44     $      1.82     $      6.05

Contracts with total expenses of 1.10% :
     Net Assets                                           $         0     $   180,221     $    14,375     $    23,882
     Accumulation units outstanding                                 -          24,362           7,962           3,965
     Unit value of accumulation units                     $         0     $      7.40     $      1.81     $      6.02

Contracts with total expenses of 1.25% :
     Net Assets                                           $ 6,033,554     $52,114,399     $         0     $ 3,173,614
     Accumulation units outstanding                           457,922       4,022,365               -         358,152
     Unit value of accumulation units                     $     13.18     $     12.96     $         0     $      8.86

                                                          Worldwide                       Emerging
                                                         High Income      Comstock         Growth
                                                          Portfolio       Portfolio       Portfolio
                                                          (Class 1)       (Class II)      (Class II)
                                                         -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                              $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                2,548,697               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                        0      15,778,868       1,916,147
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                        0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                        0               0               0

Liabilities                                                        0               0               0
                                                         --------------------------------------------

Net Assets                                               $ 2,548,697     $15,778,868     $ 1,916,147
                                                         ============================================

     Accumulation units                                  $ 2,547,339     $15,778,868     $ 1,916,147

     Contracts in payout (annuitization) period                1,358               0               0
                                                         --------------------------------------------

          Total net assets                               $ 2,548,697     $15,778,868     $ 1,916,147
                                                         ============================================

Accumulation units outstanding                               185,292       1,877,262         261,331
                                                         ============================================

Contracts with total expenses of 0.85% *:
     Net Assets                                          $         0     $         0     $         0
     Accumulation units outstanding                                -               -               -
     Unit value of accumulation units                    $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                          $   665,201     $14,563,805     $ 1,623,933
     Accumulation units outstanding                           63,528       1,732,236         221,473
     Unit value of accumulation units                    $     10.47     $      8.41     $      7.33

Contracts with total expenses of 1.10% :
     Net Assets                                          $    63,050     $ 1,215,063     $   292,214
     Accumulation units outstanding                            6,051         145,026          39,858
     Unit value of accumulation units                    $     10.42     $      8.38     $      7.33

Contracts with total expenses of 1.25% :
     Net Assets                                          $ 1,820,446     $         0     $         0
     Accumulation units outstanding                          115,713               -               -
     Unit value of accumulation units                    $     15.73     $         0     $         0

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (Continued)

                                                                          Lord Abbett
                                                           Growth &         Growth &      Lord Abbett        Asset
                                                            Income          Income       Mid-Cap Value    Allocation
                                                           Portfolio       Portfolio       Portfolio       Portfolio
                                                          (Class II)       (Class VC)      (Class VC)      (Class 2)
                                                          -----------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                               $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                         0               0               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                 9,962,263               0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                         0       9,794,470       5,589,117               0
     Investments in American Funds Insurance Series,
         at net asset value                                         0               0               0       9,181,839

Liabilities                                                         0               0               0               0
                                                          -----------------------------------------------------------

Net Assets                                                $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                          ===========================================================

      Accumulation units                                  $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839

      Contracts in payout (annuitization) period                    0               0               0               0
                                                          -----------------------------------------------------------

           Total net assets                               $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                          ===========================================================

Accumulation units outstanding                              1,101,314       1,144,287         667,309         853,127
                                                          ===========================================================

Contracts with total expenses of 0.85% *:
     Net Assets                                           $         0     $         0     $         0     $         0
     Accumulation units outstanding                                 -               -               -               -
     Unit value of accumulation units                     $         0     $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                           $ 8,845,412     $ 8,947,373     $ 4,905,593     $ 8,610,324
     Accumulation units outstanding                           977,264       1,045,100         585,524         799,987
     Unit value of accumulation units                     $      9.05     $      8.56     $      8.38     $     10.76

Contracts with total expenses of 1.10% :
     Net Assets                                           $ 1,116,851     $   847,097     $   683,524     $   571,515
     Accumulation units outstanding                           124,050          99,187          81,785          53,140
     Unit value of accumulation units                     $      9.00     $      8.54     $      8.36     $     10.75

Contracts with total expenses of 1.25% :
     Net Assets                                           $         0     $         0     $         0     $         0
     Accumulation units outstanding                                 -               -               -               -
     Unit value of accumulation units                     $         0     $         0     $         0     $         0

                                                                 Global                          Growth
                                                                 Growth          Growth          Income
                                                                Portfolio       Portfolio       Portfolio
                                                                (Class 2)       (Class 2)       (Class 2)
                                                               -------------------------------------------
Assets:
     Investments in Anchor Series Trust,
         at net asset value                                    $         0     $         0     $         0
     Investments in SunAmerica Series Trust,
         at net asset value                                              0               0               0
     Investments in Van Kampen Life Investment Trust,
         at net asset value                                              0               0               0
     Investments in Lord Abbett Series Fund, Inc.,
         at net asset value                                              0               0               0
     Investments in American Funds Insurance Series,
         at net asset value                                      2,036,008       5,920,073      12,254,361

Liabilities                                                              0               0               0
                                                               ---------------------------------------------

Net Assets                                                     $ 2,036,008     $ 5,920,073     $12,254,361
                                                               =============================================

      Accumulation units                                       $ 2,036,008     $ 5,920,073     $12,254,361

      Contracts in payout (annuitization) period                         0               0               0
                                                               ---------------------------------------------

           Total net assets                                    $ 2,036,008     $ 5,920,073     $12,254,361
                                                               =============================================

Accumulation units outstanding                                     180,601         503,213       1,076,060
                                                               =============================================

Contracts with total expenses of 0.85% *:
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

Contracts with total expenses of 0.85% **:
     Net Assets                                                $ 1,964,745     $ 5,463,814     $11,246,684
     Accumulation units outstanding                                174,275         464,391         987,417
     Unit value of accumulation units                          $     11.27     $     11.77     $     11.39

Contracts with total expenses of 1.10% :
     Net Assets                                                $    71,263     $   456,259     $ 1,007,677
     Accumulation units outstanding                                  6,326          38,822          88,643
     Unit value of accumulation units                          $     11.26     $     11.75     $     11.37

Contracts with total expenses of 1.25% :
     Net Assets                                                $         0     $         0     $         0
     Accumulation units outstanding                                      -               -               -
     Unit value of accumulation units                          $         0     $         0     $         0

* Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2003

                                                                              Net Asset Value   Net Asset
                 Variable Accounts                                  Shares      Per Share         Value            Cost
----------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio (Class 1)                      1,852,190     $   24.52     $ 45,411,415     $ 71,984,585
     Government and Quality Bond Portfolio (Class 1)               4,420,308         15.81       69,894,786       64,336,357
     Growth Portfolio (Class 1)                                    1,378,127         19.96       27,512,769       42,080,803

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                         1,351,379     $    7.06     $  9,544,290     $ 21,726,630
     Alliance Growth Portfolio (Class 1)                           4,775,422         15.10       72,130,071      146,687,677
     Asset Allocation Portfolio (Class 1)                          1,054,009         11.99       12,636,500       14,725,067
     Blue Chip Growth Portfolio (Class 1)                            148,222          5.13          759,737          896,949
     Cash Management Portfolio (Class 1)                           2,255,610         10.86       24,491,587       24,703,233
     Corporate Bond Portfolio (Class 1)                            1,422,393         11.75       16,712,027       15,996,166
     Davis Venture Value Portfolio (Class 1)                       2,852,939         18.14       51,742,583       68,702,359
     "Dogs" of Wall Street Portfolio (Class 1)                       780,820          8.36        6,528,585        7,261,047
     Emerging Markets Portfolio (Class 1)                            644,103          6.21        3,999,291        4,620,461
     Equity Income Portfolio (Class 1)                               732,822          9.29        6,804,963        7,724,134
     Equity Index Portfolio (Class 1)                              4,645,920          7.82       36,310,699       52,409,831
     Federated Value Portfolio (Class 1)                             896,059         12.18       10,910,210       13,703,160
     Global Bond Portfolio (Class 1)                                 807,683         11.16        9,012,858        8,918,160
     Global Equities Portfolio (Class 1)                           1,179,265          8.51       10,038,817       19,816,071
     Goldman Sachs Research Portfolio (Class 1)                       83,241          5.47          455,203          582,336
     Growth-Income Portfolio (Class 1)                             3,374,885         18.25       61,581,722       95,687,309
     Growth Opportunities Portfolio (Class 1)                         45,509          3.86          175,830          332,620
     High-Yield Bond Portfolio (Class 1)                           1,161,134          6.18        7,178,636        9,343,985
     International Diversified Equities Portfolio (Class 1)          679,042          5.38        3,655,991        6,218,484
     International Growth & Income Portfolio (Class 1)             1,419,141          7.56       10,734,722       15,650,499
     MFS Growth & Income Portfolio (Class 1)                         784,148          8.90        6,981,443        9,387,439
     MFS Mid-Cap Growth Portfolio (Class 1)                          461,232          6.16        2,840,743        5,803,241
     MFS Total Return Portfolio (Class 1)                          2,015,736         14.61       29,450,456       30,262,001
     Putnam Growth Portfolio (Class 1)                             2,366,649         11.80       27,931,800       54,577,365
     Real Estate Portfolio (Class 1)                                 458,884         11.92        5,468,503        4,853,281
     Small Company Value Portfolio (Class 1)                         664,373          9.09        6,037,265        6,982,301
     SunAmerica Balanced Portfolio (Class 1)                       4,647,393         12.13       56,393,035       80,503,506
     Technology Portfolio (Class 1)                                   61,064          1.98          121,123          218,685
     Telecom Utility Portfolio (Class 1)                             495,982          7.20        3,570,779        6,359,021
     Worldwide High Income Portfolio (Class 1)                       354,313          7.19        2,548,697        3,043,049

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                                 1,698,479     $    9.29     $ 15,778,868     $ 16,467,072
     Emerging Growth Portfolio (Class II)                             94,718         20.23        1,916,147        2,085,712
     Growth & Income Portfolio (Class II)                            734,139         13.57        9,962,263       10,324,300

LORD ABBETT SERIES FUND, INC.:
     Growth & Income Portfolio (Class VC)                            497,686     $   19.68     $  9,794,470     $  9,419,982
     Mid-Cap Value Portfolio (Class VC)                              410,964         13.60        5,589,117        5,549,253

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Portfolio (Class 2)                            724,691     $   12.67     $  9,181,839     $  8,803,181
     Global Growth Portfolio (Class 2)                               174,465         11.67        2,036,008        1,941,470
     Growth Portfolio (Class 2)                                      164,310         36.03        5,920,073        5,522,312
     Growth Income Portfolio (Class 2)                               458,278         26.74       12,254,361       11,602,622

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                Government
                                                                   Capital         and                         Aggressive
                                                                Appreciation   Quality Bond        Growth        Growth
                                                                 Portfolio      Portfolio        Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                                                ------------------------------------------------------------
Investment income:
     Dividends                                                  $          0   $  2,183,957     $   112,167   $     34,232
                                                                ------------------------------------------------------------
         Total investment income                                           0      2,183,957         112,167         34,232
                                                                ------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (400,638)      (663,227)       (261,080)      (107,701)
     Distribution expense charge                                     (64,528)       (95,649)        (40,868)       (15,295)
                                                                ------------------------------------------------------------
         Total expenses                                             (465,166)      (758,876)       (301,948)      (122,996)
                                                                ------------------------------------------------------------

Net investment income (loss)                                        (465,166)     1,425,081        (189,781)       (88,764)
                                                                ------------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                     4,627,587      8,681,096       3,263,522      2,065,071
     Cost of shares sold                                          (8,068,949)    (8,137,210)     (5,129,902)    (4,617,893)
                                                                ------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (3,441,362)       543,886      (1,866,380)    (2,552,822)
Realized Gain Distribution                                                 0              0               0              0
                                                                ------------------------------------------------------------

Net Realized Gains (Losses)                                       (3,441,362)       543,886      (1,866,380)    (2,552,822)
                                                                ------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         (24,183,037)     3,156,741     (11,632,410)   (12,302,030)
     End of period                                               (26,573,170)     5,558,429     (14,568,034)   (12,182,340)
                                                                ------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,390,133)     2,401,688      (2,935,624)       119,690
                                                                ------------------------------------------------------------

Increase (decrease) in net assets from operations               $ (6,296,661)  $  4,370,655     $(4,991,785)  $ (2,521,896)
                                                                ============================================================


                                                                  Alliance          Asset        Blue Chip
                                                                   Growth         Allocation      Growth
                                                                  Portfolio       Portfolio      Portfolio
                                                                  (Class 1)       (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $    227,674     $   486,765    $     1,604
                                                                -------------------------------------------
         Total investment income                                     227,674         486,765          1,604
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                              (780,457)       (128,315)        (4,334)
     Distribution expense charge                                    (114,310)        (18,784)          (907)
                                                                --------------------------------------------
         Total expenses                                             (894,767)       (147,099)        (5,241)
                                                                --------------------------------------------

Net investment income (loss)                                        (667,093)        339,666         (3,637)
                                                                --------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                    12,007,512       1,945,612        260,857
     Cost of shares sold                                         (24,635,133)     (2,321,768)      (338,385)
                                                                --------------------------------------------

Net realized gains (losses) from
    securities transactions                                      (12,627,621)       (376,156)       (77,528)
Realized Gain Distribution                                                 0               0              0
                                                                --------------------------------------------

Net Realized Gains (Losses)                                      (12,627,621)       (376,156)       (77,528)
                                                                --------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                         (71,883,460)     (1,633,849)      (104,728)
     End of period                                               (74,557,606)     (2,088,567)      (137,212)
                                                                --------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,674,146)       (454,718)       (32,484)
                                                                -------------------------------------------

Increase (decrease) in net assets from operations               $(15,968,860)    $  (491,208)   $  (113,649)
                                                                ===========================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                    Cash         Corporate    Davis Venture     "Dogs" of
                                                                 Management         Bond          Value        Wall Street
                                                                  Portfolio      Portfolio      Portfolio       Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                                ----------------------------------------------------------
Investment income:
     Dividends                                                  $    849,895    $   841,103   $     323,634   $    127,117
                                                                ----------------------------------------------------------
         Total investment income                                     849,895        841,103         323,634        127,117
                                                                ----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (266,173)      (138,382)       (430,335)       (71,062)
     Distribution expense charge                                     (37,815)       (20,879)        (75,003)       (10,101)
                                                                ----------------------------------------------------------
         Total expenses                                             (303,988)      (159,261)       (505,338)       (81,163)
                                                                ----------------------------------------------------------

Net investment income (loss)                                         545,907        681,842        (181,704)        45,954
                                                                ----------------------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                    18,105,289      1,864,124       4,494,371      1,082,471
     Cost of shares sold                                         (18,257,444)    (1,889,332)     (6,280,314)    (1,177,322)
                                                                ----------------------------------------------------------

Net realized gains (losses) from
   securities transactions                                          (152,155)       (25,208)     (1,785,943)       (94,851)
Realized Gain Distribution                                                 0              0               0              0
                                                                ----------------------------------------------------------

Net Realized Gains (Losses)                                         (152,155)       (25,208)     (1,785,943)       (94,851)
                                                                ----------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                             196,374         90,308     (11,509,818)       302,094
     End of period                                                  (211,646)       715,861     (16,959,776)      (732,462)
                                                                ----------------------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                                  (408,020)       625,553      (5,449,958)    (1,034,556)
                                                                ----------------------------------------------------------

Increase (decrease) in net assets from operations               $    (14,268)   $ 1,282,187   $  (7,417,605)  $ (1,083,453)
                                                                ==========================================================

                                                                  Emerging        Equity         Equity
                                                                   Markets        Income          Index
                                                                  Portfolio      Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $     12,868   $    138,000   $    400,061
                                                                -------------------------------------------
         Total investment income                                      12,868        138,000        400,061
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                               (45,841)       (75,214)      (414,677)
     Distribution expense charge                                      (6,818)       (10,258)       (56,552)
                                                                -------------------------------------------
         Total expenses                                              (52,659)       (85,472)      (471,229)
                                                                -------------------------------------------

Net investment income (loss)                                         (39,791)        52,528        (71,168)
                                                                -------------------------------------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                                     3,735,802      1,151,775      6,022,961
     Cost of shares sold                                          (4,431,772)    (1,325,678)    (9,036,047)
                                                                ------------------------------------------

Net realized gains (losses) from
   securities transactions                                          (695,970)      (173,903)    (3,013,086)
Realized Gain Distribution                                                 0              0              0
                                                                ------------------------------------------

Net Realized Gains (Losses)                                         (695,970)      (173,903)    (3,013,086)
                                                                ------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                                            (390,463)       158,646    (12,124,045)
     End of period                                                  (621,170)      (919,171)   (16,099,132)
                                                                ------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                                  (230,707)    (1,077,817)    (3,975,087)
                                                                ------------------------------------------

Increase (decrease) in net assets from operations               $   (966,468)  $ (1,199,192)  $ (7,059,341)
                                                                ==========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                                Goldman
                                                                 Federated         Global        Global          Sachs
                                                                    Value           Bond        Equities        Research
                                                                  Portfolio       Portfolio     Portfolio       Portfolio
                                                                 (Class 1)        (Class 1)     (Class 1)       (Class 1)
                                                                -----------------------------------------------------------
Investment income:
     Dividends                                                  $    126,215    $    142,535   $          0   $          0
                                                                -----------------------------------------------------------
         Total investment income                                     126,215         142,535              0              0
                                                                -----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (102,206)        (92,609)      (106,436)        (3,340)
     Distribution expense charge                                     (16,368)        (13,012)       (16,284)          (686)
                                                                -----------------------------------------------------------
         Total expenses                                             (118,574)       (105,621)      (122,720)        (4,026)
                                                                -----------------------------------------------------------

Net investment income (loss)                                           7,641          36,914       (122,720)        (4,026)
                                                                -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     1,651,628       1,205,703      1,996,061        218,254
     Cost of shares sold                                          (2,114,023)     (1,232,595)    (3,868,656)      (306,510)
                                                                -----------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                         (462,395)        (26,892)    (1,872,595)       (88,256)
Realized Gain Distribution                                                 0         114,228              0              0
                                                                -----------------------------------------------------------

Net Realized Gains (Losses)                                         (462,395)         87,336     (1,872,595)       (88,256)
                                                                -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (1,112,787)       (342,075)    (9,045,183)      (143,540)
     End of period                                                (2,792,950)         94,698     (9,777,254)      (127,133)
                                                                -----------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (1,680,163)        436,773       (732,071)        16,407
                                                                -----------------------------------------------------------

Increase (decrease) in net assets from operations               $ (2,134,917)   $    561,023   $ (2,727,386)  $    (75,875)
                                                                ===========================================================

                                                                   Growth-        Growth        High-Yield
                                                                   Income      Opportunities       Bond
                                                                  Portfolio      Portfolio      Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)
                                                                -------------------------------------------
Investment income:
     Dividends                                                  $    618,798   $           0   $    919,739
                                                                -------------------------------------------
         Total investment income                                     618,798               0        919,739
                                                                -------------------------------------------

Expenses:
     Mortality and expense risk charge                              (662,141)         (1,497)       (59,845)
     Distribution expense charge                                     (98,061)           (320)        (9,173)
                                                                -------------------------------------------
         Total expenses                                             (760,202)         (1,817)       (69,018)
                                                                -------------------------------------------

Net investment income (loss)                                        (141,404)         (1,817)       850,721
                                                                -------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    10,838,749         133,551        879,289
     Cost of shares sold                                         (16,864,353)       (246,335)    (1,266,949)
                                                                -------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (6,025,604)       (112,784)      (387,660)
Realized Gain Distribution                                                 0               0              0
                                                                -------------------------------------------

Net Realized Gains (Losses)                                       (6,025,604)       (112,784)      (387,660)
                                                                -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (28,607,831)       (174,419)    (1,932,640)
     End of period                                               (34,105,587)       (156,790)    (2,165,349)
                                                                -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (5,497,756)         17,629       (232,709)
                                                                -------------------------------------------

Increase (decrease) in net assets from operations               $(11,664,764)  $     (96,972)  $    230,352
                                                                ===========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                               International
                                                                Diversified     International     MFS Growth      MFS Mid-
                                                                  Equities     Growth & Income     & Income     Cap Growth
                                                                 Portfolio        Portfolio        Portfolio     Portfolio
                                                                 (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                                               -------------------------------------------------------------
Investment income:
     Dividends                                                 $           0   $        69,466   $     66,428   $          0
                                                               -------------------------------------------------------------
         Total investment income                                           0            69,466         66,428              0
                                                               -------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (41,494)         (102,299)       (52,920)       (20,552)
     Distribution expense charge                                      (6,282)          (17,298)       (11,027)        (4,299)
                                                               -------------------------------------------------------------
         Total expenses                                              (47,776)         (119,597)       (63,947)       (24,851)
                                                               -------------------------------------------------------------

Net investment income (loss)                                         (47,776)          (50,131)         2,481        (24,851)
                                                               -------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     2,469,359         2,998,768      1,431,573        670,193
     Cost of shares sold                                          (4,192,078)       (4,273,307)    (1,997,028)    (1,480,203)
                                                               -------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (1,722,719)       (1,274,539)      (565,455)      (810,010)
Realized Gain Distribution                                                 0                 0              0              0
                                                               -------------------------------------------------------------

Net Realized Gains (Losses)                                       (1,722,719)       (1,274,539)      (565,455)      (810,010)
                                                               -------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (2,678,279)       (3,078,903)    (1,681,366)    (2,646,135)
     End of period                                                (2,562,493)       (4,915,777)    (2,405,996)    (2,962,498)
                                                               -------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    115,786        (1,836,874)      (724,630)      (316,363)
                                                               -------------------------------------------------------------

Increase (decrease) in net assets from operations              $  (1,654,709)  $    (3,161,544)  $ (1,287,604)  $ (1,151,224)
                                                               =============================================================


                                                                MFS Total       Putnam           Real
                                                                 Return         Growth          Estate
                                                                Portfolio      Portfolio       Portfolio
                                                                (Class 1)      (Class 1)       (Class 1)
                                                               -----------------------------------------
Investment income:
     Dividends                                                 $   408,106   $     58,899     $  126,668
                                                               -----------------------------------------
         Total investment income                                   408,106         58,899        126,668
                                                               -----------------------------------------

Expenses:
     Mortality and expense risk charge                            (159,090)      (311,525)       (49,091)
     Distribution expense charge                                   (33,161)       (45,143)        (7,325)
                                                               -----------------------------------------
         Total expenses                                           (192,251)      (356,668)       (56,416)
                                                               -----------------------------------------

Net investment income (loss)                                       215,855       (297,769)        70,252
                                                               -----------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     981,811      5,353,013      1,333,736
     Cost of shares sold                                        (1,051,491)   (10,458,457)    (1,290,071)
                                                               -----------------------------------------

Net realized gains (losses) from
    securities transactions                                        (69,680)    (5,105,444)        43,665
Realized Gain Distribution                                         256,704              0              0
                                                               -----------------------------------------

Net Realized Gains (Losses)                                        187,024     (5,105,444)        43,665
                                                               -----------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           160,902    (25,516,830)       557,155
     End of period                                                (811,545)   (26,645,565)       615,222
                                                               -----------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (972,447)    (1,128,735)        58,067
                                                               -----------------------------------------

Increase (decrease) in net assets from operations              $  (569,568)  $ (6,531,948)    $  171,984
                                                               =========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                               Small Company      SunAmerica                           Telecom
                                                                   Value           Balanced         Technology         Utility
                                                                 Portfolio        Portfolio          Portfolio         Portfolio
                                                                 (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                                               ------------------------------------------------------------------
Investment income:
     Dividends                                                 $          0      $  1,673,951      $          0      $    418,233
                                                               ------------------------------------------------------------------
         Total investment income                                          0         1,673,951                 0           418,233
                                                               ------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                              (67,810)         (644,433)             (748)          (40,765)
     Distribution expense charge                                     (9,251)          (90,347)             (155)           (5,794)
                                                               ------------------------------------------------------------------
         Total expenses                                             (77,061)         (734,780)             (903)          (46,559)
                                                               ------------------------------------------------------------------

Net investment income (loss)                                        (77,061)          939,171              (903)          371,674
                                                               ------------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    1,265,389         9,668,959            19,782         1,010,038
     Cost of shares sold                                         (1,387,818)      (13,688,325)          (39,835)       (1,762,829)
                                                               ------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                        (122,429)       (4,019,366)          (20,053)         (752,791)
Realized Gain Distribution                                          374,557                 0                 0                 0
                                                               ------------------------------------------------------------------

Net Realized Gains (Losses)                                         252,128        (4,019,366)          (20,053)         (752,791)
                                                               ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            852,655       (20,536,333)          (83,721)       (2,251,202)
     End of period                                                 (945,036)      (24,110,471)          (97,562)       (2,788,242)
                                                               ------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,797,691)       (3,574,138)          (13,841)         (537,040)
                                                               ------------------------------------------------------------------

Increase (decrease) in net assets from operations              $ (1,622,624)     $ (6,654,333)     $    (34,797)     $   (918,157)
                                                               ==================================================================

                                                                Worldwide                      Emerging
                                                               High Income      Comstock        Growth
                                                                Portfolio       Portfolio      Portfolio
                                                                (Class 1)      (Class II)     (Class II)
                                                               -----------------------------------------
Investment income:
     Dividends                                                 $   296,932     $  127,596     $        0
                                                               -----------------------------------------
         Total investment income                                   296,932        127,596              0
                                                               -----------------------------------------

Expenses:
     Mortality and expense risk charge                             (21,527)       (68,712)        (8,769)
     Distribution expense charge                                    (3,192)       (14,300)        (1,766)
                                                               -----------------------------------------
         Total expenses                                            (24,719)       (83,012)       (10,535)
                                                               -----------------------------------------

Net investment income (loss)                                       272,213         44,584        (10,535)
                                                               -----------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     296,321        479,162        139,034
     Cost of shares sold                                          (398,790)      (568,287)      (156,803)
                                                               -----------------------------------------

Net realized gains (losses) from
    securities transactions                                       (102,469)       (89,125)       (17,769)
Realized Gain Distribution                                               0              0              0
                                                               -----------------------------------------

Net Realized Gains (Losses)                                       (102,469)       (89,125)       (17,769)
                                                               -----------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (493,799)      (132,554)       (28,686)
     End of period                                                (494,352)      (688,204)      (169,565)
                                                               -----------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (553)      (555,650)      (140,879)
                                                               -----------------------------------------

Increase (decrease) in net assets from operations              $   169,191     $ (600,191)    $ (169,183)
                                                               =========================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                              Lord Abbett
                                                                Growth &        Growth &     Lord Abbett        Asset
                                                                 Income         Income      Mid-Cap Value     Allocation
                                                               Portfolio       Portfolio      Portfolio        Portfolio
                                                               (Class II)      (Class VC)    (Class VC)      (Class 2) (1)
                                                               -----------------------------------------------------------
Investment income:
     Dividends                                                 $   69,317     $    27,778   $      14,717    $      57,896
                                                               -----------------------------------------------------------
         Total investment income                                   69,317          27,778          14,717           57,896
                                                               -----------------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (41,735)        (26,034)        (14,256)         (14,642)
     Distribution expense charge                                   (8,588)         (5,427)         (2,948)          (3,080)
                                                               -----------------------------------------------------------
         Total expenses                                           (50,323)        (31,461)        (17,204)         (17,722)
                                                               -----------------------------------------------------------

Net investment income (loss)                                       18,994          (3,683)         (2,487)          40,174
                                                               -----------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    405,969          62,186          34,904           84,700
     Cost of shares sold                                         (448,937)        (68,449)        (36,963)         (84,554)
                                                               -----------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                       (42,968)         (6,263)         (2,059)             146
Realized Gain Distribution                                              0             621               0                0
                                                               -----------------------------------------------------------

Net Realized Gains (Losses)                                       (42,968)         (5,642)         (2,059)             146
                                                               -----------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           30,539               0               0                0
     End of period                                               (362,037)        374,488          39,864          378,658
                                                               -----------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (392,576)        374,488          39,864          378,658
                                                               -----------------------------------------------------------

Increase (decrease) in net assets from operations              $ (416,550)    $   365,163   $      35,318    $     418,978
                                                               ===========================================================

                                                                  Global                          Growth
                                                                  Growth          Growth          Income
                                                                 Portfolio       Portfolio       Portfolio
                                                               (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                                               ---------------------------------------------
Investment income:
     Dividends                                                 $           0   $         371   $      32,563
                                                               ---------------------------------------------
         Total investment income                                           0             371          32,563
                                                               ---------------------------------------------

Expenses:
     Mortality and expense risk charge                                (3,159)         (8,691)        (19,707)
     Distribution expense charge                                        (669)         (1,822)         (4,118)
                                                               ---------------------------------------------
         Total expenses                                               (3,828)        (10,513)        (23,825)
                                                               ---------------------------------------------

Net investment income (loss)                                          (3,828)        (10,142)         8,738
                                                               ---------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        35,885           3,076          70,097
     Cost of shares sold                                             (35,647)         (3,095)        (67,359)
                                                               ---------------------------------------------

Net realized gains (losses) from
    securities transactions                                              238             (19)          2,738
Realized Gain Distribution                                                 0               0               0
                                                               ---------------------------------------------

Net Realized Gains (Losses)                                              238             (19)          2,738
                                                               ---------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                   0               0               0
     End of period                                                    94,538         397,761         651,739
                                                               ---------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     94,538         397,761         651,739
                                                               ---------------------------------------------

Increase (decrease) in net assets from operations              $      90,948   $     387,600   $     663,215
                                                               =============================================

(1) For the period from September 30, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                     Government
                                                                      Capital            and                            Aggressive
                                                                    Appreciation    Quality Bond         Growth           Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (465,166)    $  1,425,081      $   (189,781)    $    (88,764)
   Net realized gains (losses) from
       securities transactions                                       (3,441,362)         543,886        (1,866,380)      (2,552,822)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (2,390,133)       2,401,688        (2,935,624)         119,690
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (6,296,661)       4,370,655        (4,991,785)      (2,521,896)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                   1,266,104        1,639,936           580,051          224,831
       Cost of units redeemed                                        (2,204,214)      (3,368,175)       (1,343,398)        (274,899)
       Annuity benefit payments                                          (2,819)         (24,107)           (2,573)               0
       Net transfers                                                  1,937,035       10,832,075         1,464,602       (1,181,585)
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions          996,106        9,079,729           698,682       (1,231,653)
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (5,300,555)      13,450,384        (4,293,103)      (3,753,549)
Net assets at beginning of period                                    50,711,970       56,444,402        31,805,872       13,297,839
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 45,411,415     $ 69,894,786      $ 27,512,769     $  9,544,290
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,658            2,162             3,036              711
   Units redeemed                                                        (3,665)          (4,692)           (5,904)          (1,402)
   Units transferred                                                          0             (566)                0               (1)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 (1,007)          (3,096)           (2,868)            (692)
Beginning units                                                           3,904            3,422             4,575              980
                                                                   ----------------------------------------------------------------
Ending units                                                              2,897              326             1,707              288
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            76,786           78,304            30,647            1,348
   Units redeemed                                                      (148,964)         (53,036)          (87,502)         (11,958)
   Units transferred                                                    304,797          650,229           273,743          (54,661)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                232,619          675,497           216,888          (65,271)
Beginning units                                                       2,010,220          429,130         1,102,754          207,493
                                                                   ----------------------------------------------------------------
Ending units                                                          2,242,839        1,104,627         1,319,642          142,222
                                                                   ================================================================
Contracts with total expenses of 1.10%:
   Units sold                                                            10,413            6,082             5,084            2,717
   Units redeemed                                                        (3,464)            (499)           (4,123)            (522)
   Units transferred                                                     74,198           43,336            40,664            2,686
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 81,147           48,919            41,625            4,881
Beginning units                                                         112,490           22,384            55,407            1,492
                                                                   ----------------------------------------------------------------
Ending units                                                            193,637           71,303            97,032            6,373
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            20,033           34,109            12,602           16,799
   Units redeemed                                                       (34,700)        (163,137)          (27,941)         (17,411)
   Units transferred                                                    (51,416)         137,654           (46,843)         (79,743)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (66,083)           8,626           (62,182)         (80,355)
Beginning units                                                         939,065        3,250,427           829,414          893,284
                                                                   ----------------------------------------------------------------
Ending units                                                            872,982        3,259,053           767,232          812,929
                                                                   ================================================================

                                                                      Alliance           Asset           Blue Chip
                                                                       Growth         Allocation          Growth
                                                                     Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)         (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (667,093)     $    339,666      $     (3,637)
   Net realized gains (losses) from
       securities transactions                                      (12,627,621)         (376,156)          (77,528)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (2,674,146)         (454,718)          (32,484)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                (15,968,860)         (491,208)         (113,649)
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     971,964           143,681            70,611
       Cost of units redeemed                                        (3,406,243)         (766,566)          (64,523)
       Annuity benefit payments                                          (9,293)           (1,187)                0
       Net transfers                                                 (6,678,707)          116,309           188,197
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (9,122,279)         (507,763)          194,285
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                   (25,091,139)         (998,971)           80,636
Net assets at beginning of period                                    97,221,210        13,635,471           679,101
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 72,130,071      $ 12,636,500      $    759,737
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,021                 0                 0
   Units redeemed                                                        (3,174)                0                 0
   Units transferred                                                          1                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 (1,152)                0                 0
Beginning units                                                           3,136                 0                 0
                                                                   ------------------------------------------------
Ending units                                                              1,984                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            27,927             4,857            14,598
   Units redeemed                                                      (161,939)          (17,736)          (13,094)
   Units transferred                                                   (264,507)           13,711            44,049
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (398,519)              832            45,553
Beginning units                                                       2,695,963           245,567           109,746
                                                                   ------------------------------------------------
Ending units                                                          2,297,444           246,399           155,299
                                                                   ================================================
Contracts with total expenses of 1.10%:
   Units sold                                                             4,623               315               911
   Units redeemed                                                        (2,701)              (56)           (1,058)
   Units transferred                                                     20,494             1,202              (738)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 22,416             1,461              (885)
Beginning units                                                         111,553            23,126            10,661
                                                                   ------------------------------------------------
Ending units                                                            133,969            24,587             9,776
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            31,052             5,633                 0
   Units redeemed                                                      (102,740)          (35,253)                0
   Units transferred                                                   (228,476)           (2,100)                0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (300,164)          (31,720)                0
Beginning units                                                       2,724,668           602,916                 0
                                                                   ------------------------------------------------
Ending units                                                          2,424,504           571,196                 0
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                       Cash          Corporate       Davis Venture      "Dogs" of
                                                                    Management         Bond              Value         Wall Street
                                                                     Portfolio       Portfolio         Portfolio         Portfolio
                                                                     (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    545,907     $    681,842     $   (181,704)     $     45,954
   Net realized gains (losses) from
       securities transactions                                         (152,155)         (25,208)      (1,785,943)          (94,851)
   Change in net unrealized appreciation
       (depreciation) of investments                                   (408,020)         625,553       (5,449,958)       (1,034,556)
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                    (14,268)       1,282,187       (7,417,605)       (1,083,453)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     884,558          442,750        1,330,164            66,275
       Cost of units redeemed                                        (3,813,284)        (733,094)      (2,716,507)         (299,598)
       Annuity benefit payments                                         (12,640)            (422)          (1,638)             (161)
       Net transfers                                                  1,232,258        3,050,306        3,942,095           338,104
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (1,709,108)       2,759,540        2,554,114           104,620
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,723,376)       4,041,727       (4,863,491)         (978,833)
Net assets at beginning of period                                    26,214,963       12,670,300       56,606,074         7,507,418
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 24,491,587     $ 16,712,027     $ 51,742,583      $  6,528,585
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               471              168            2,981                 0
   Units redeemed                                                             0             (423)          (5,656)                0
   Units transferred                                                          0                0                0                 0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                    471             (255)          (2,675)                0
Beginning units                                                           3,026              255            4,088                 0
                                                                   ----------------------------------------------------------------
Ending units                                                              3,497                0            1,413                 0
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            59,579           24,202           81,479             2,192
   Units redeemed                                                      (171,792)         (21,779)        (208,397)           (6,802)
   Units transferred                                                    262,252          218,181          401,446             9,784
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                150,039          220,604          274,528             5,174
Beginning units                                                         171,876          208,179        3,277,861            69,011
                                                                   ----------------------------------------------------------------
Ending units                                                            321,915          428,783        3,552,389            74,185
                                                                   ================================================================
Contracts with total expenses of 1.10%:
   Units sold                                                               197            4,170            9,122                 0
   Units redeemed                                                           417             (793)         (11,535)                0
   Units transferred                                                     37,270           18,517          109,221            10,031
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 37,884           21,894          106,808            10,031
Beginning units                                                           5,858           40,808          167,991             1,004
                                                                   ----------------------------------------------------------------
Ending units                                                             43,742           62,702          274,799            11,035
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            17,309            7,497           23,916             4,904
   Units redeemed                                                      (148,485)         (31,777)         (36,542)          (26,084)
   Units transferred                                                   (154,269)          17,889          (26,303)           11,239
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                               (285,445)          (6,391)         (38,929)           (9,941)
Beginning units                                                       1,839,033          685,610          876,039           657,864
                                                                   ----------------------------------------------------------------
Ending units                                                          1,553,588          679,219          837,110           647,923
                                                                   ================================================================

                                                                     Emerging           Equity            Equity
                                                                     Markets            Income             Index
                                                                    Portfolio          Portfolio         Portfolio
                                                                     (Class 1)         (Class 1)         (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (39,791)     $     52,528      $    (71,168)
   Net realized gains (losses) from
       securities transactions                                         (695,970)         (173,903)       (3,013,086)
   Change in net unrealized appreciation
       (depreciation) of investments                                   (230,707)       (1,077,817)       (3,975,087)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                   (966,468)       (1,199,192)       (7,059,341)
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     291,544           149,536           240,943
       Cost of units redeemed                                          (205,575)         (309,700)       (1,527,021)
       Annuity benefit payments                                            (607)             (919)          (13,728)
       Net transfers                                                   (774,340)         (115,121)       (2,431,099)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions         (688,978)         (276,204)       (3,730,905)
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                    (1,655,446)       (1,475,396)      (10,790,246)
Net assets at beginning of period                                     5,654,737         8,280,359        47,100,945
                                                                   ------------------------------------------------
Net assets at end of period                                        $  3,999,291      $  6,804,963      $ 36,310,699
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                73               193               777
   Units redeemed                                                          (282)             (438)           (1,473)
   Units transferred                                                       (588)               (1)             (211)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                   (797)             (246)             (907)
Beginning units                                                             797               246               907
                                                                   ------------------------------------------------
Ending units                                                                  0                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            36,944                 0                 0
   Units redeemed                                                        (9,533)                0                 0
   Units transferred                                                    (57,788)                0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                (30,377)                0                 0
Beginning units                                                         132,773                 0                 0
                                                                   ------------------------------------------------
Ending units                                                            102,396                 0                 0
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                                 0                 0                 0
   Units redeemed                                                           (95)                0                 0
   Units transferred                                                      4,302                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                  4,207                 0                 0
Beginning units                                                           6,718                 0                 0
                                                                   ------------------------------------------------
Ending units                                                             10,925                 0                 0
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             6,460            16,414            32,792
   Units redeemed                                                       (20,365)          (34,384)         (229,957)
   Units transferred                                                    (66,318)          (13,410)         (370,829)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                (80,223)          (31,380)         (567,994)
Beginning units                                                         599,115           790,207         5,912,696
                                                                   ------------------------------------------------
Ending units                                                            518,892           758,827         5,344,702
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                                                         Goldman
                                                                     Federated          Global           Global           Sachs
                                                                       Value             Bond           Equities         Research
                                                                     Portfolio        Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)        (Class 1)
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $      7,641      $     36,914     $   (122,720)    $     (4,026)
   Net realized gains (losses) from
       securities transactions                                         (462,395)           87,336       (1,872,595)         (88,256)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (1,680,163)          436,773         (732,071)          16,407
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (2,134,917)          561,023       (2,727,386)         (75,875)
                                                                   ----------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     198,317           110,576          106,486           16,975
       Cost of units redeemed                                          (618,548)         (397,798)        (529,015)         (42,206)
       Annuity benefit payments                                            (213)           (2,309)             (92)               0
       Net transfers                                                  1,009,074           113,318       (1,071,673)          21,808
                                                                   ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions          588,630          (176,213)      (1,494,294)          (3,423)
                                                                   ----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,546,287)          384,810       (4,221,680)         (79,298)
Net assets at beginning of period                                    12,456,497         8,628,048       14,260,497          534,501
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 10,910,210      $  9,012,858     $ 10,038,817     $    455,203
                                                                   ================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0               508            1,134                0
   Units redeemed                                                             0            (3,202)          (2,881)               0
   Units transferred                                                          0             2,248                0                0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                      0              (446)          (1,747)               0
Beginning units                                                               0               446            1,959                0
                                                                   ----------------------------------------------------------------
Ending units                                                                  0                 0              212                0
                                                                   ================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            15,013             3,143            1,798            3,372
   Units redeemed                                                       (42,495)           (2,911)         (46,521)          (8,481)
   Units transferred                                                    118,362            28,035         (106,430)           1,573
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                 90,880            28,267         (151,153)          (3,536)
Beginning units                                                         469,139            45,752          628,393           80,348
                                                                   ----------------------------------------------------------------
Ending units                                                            560,019            74,019          477,240           76,812
                                                                   ================================================================
Contracts with total expenses of 1.10%:

   Units sold                                                               177                40              316                0
   Units redeemed                                                        (7,938)              (51)          (2,243)              78
   Units transferred                                                     10,614             2,764            2,021            2,504
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                  2,853             2,753               94            2,582
Beginning units                                                          21,853             4,201            9,687            7,463
                                                                   ----------------------------------------------------------------
Ending units                                                             24,706             6,954            9,781           10,045
                                                                   ================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             5,377             4,185            6,418                0
   Units redeemed                                                       (15,826)          (20,227)         (18,020)               0
   Units transferred                                                     (4,297)          (17,190)         (36,236)               0
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                                (14,746)          (33,232)         (47,838)               0
Beginning units                                                         477,854           510,010          598,333                0
                                                                   ----------------------------------------------------------------
Ending units                                                            463,108           476,778          550,495                0
                                                                   ================================================================


                                                                     Growth-             Growth         High-Yield
                                                                      Income         Opportunities         Bond
                                                                     Portfolio         Portfolio         Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (141,404)     $     (1,817)     $    850,721
   Net realized gains (losses) from
       securities transactions                                       (6,025,604)         (112,784)         (387,660)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (5,497,756)           17,629          (232,709)
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                (11,664,764)          (96,972)          230,352
                                                                   ------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     788,896             6,365           175,992
       Cost of units redeemed                                        (3,329,670)          (25,173)         (409,504)
       Annuity benefit payments                                         (12,944)                0               (83)
       Net transfers                                                 (6,159,560)          (87,660)          844,001
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (8,713,278)         (106,468)          610,406
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                   (20,378,042)         (203,440)          840,758
Net assets at beginning of period                                    81,959,764           379,270         6,337,878
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 61,581,722      $    175,830      $  7,178,636
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             2,000                 0               338
   Units redeemed                                                        (3,225)                0              (877)
   Units transferred                                                          0                 0                 0
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 (1,225)                0              (539)
Beginning units                                                           1,872                 0               539
                                                                   ------------------------------------------------
Ending units                                                                647                 0                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                            13,487             1,342            13,407
   Units redeemed                                                      (119,577)           (7,560)          (21,254)
   Units transferred                                                   (446,976)          (21,462)           93,387
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (553,066)          (27,680)           85,540
Beginning units                                                       2,296,734            75,693           182,420
                                                                   ------------------------------------------------
Ending units                                                          1,743,668            48,013           267,960
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                               697               311               714
   Units redeemed                                                       (12,226)                0            (1,585)
   Units transferred                                                     13,465                 1            13,961
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                  1,936               312            13,090
Beginning units                                                         107,132                 5             5,112
                                                                   ------------------------------------------------
Ending units                                                            109,068               317            18,202
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                            29,774                 0             4,712
   Units redeemed                                                      (109,156)                0           (18,233)
   Units transferred                                                   (148,169)                0            (2,658)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                               (227,551)                0           (16,179)
Beginning units                                                       2,430,317                 0           368,246
                                                                   ------------------------------------------------
Ending units                                                          2,202,766                 0           352,067
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                   International
                                                                    Diversified       International     MFS Growth       MFS Mid-
                                                                      Equities       Growth & Income     & Income       Cap Growth
                                                                     Portfolio          Portfolio        Portfolio      Portfolio
                                                                     (Class 1)          (Class 1)        (Class 1)       (Class 1)
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (47,776)     $       (50,131)  $      2,481    $    (24,851)
   Net realized gains (losses) from
      securities transactions                                        (1,722,719)          (1,274,539)      (565,455)       (810,010)
   Change in net unrealized appreciation
      (depreciation) of investments                                     115,786           (1,836,874)      (724,630)       (316,363)
                                                                   -----------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (1,654,709)          (3,161,544)    (1,287,604)     (1,151,224)
                                                                   -----------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                      104,825              223,839        136,592          38,403
      Cost of units redeemed                                           (204,145)            (574,230)      (401,617)       (184,756)
      Annuity benefit payments                                           (1,185)              (1,388)             0               0
      Net transfers                                                    (113,406)            (254,094)        (5,032)        266,573
                                                                   -----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions         (213,911)            (605,873)      (270,057)        120,220
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                    (1,868,620)          (3,767,417)    (1,557,661)     (1,031,004)
Net assets at beginning of period                                     5,524,611           14,502,139      8,539,104       3,871,747
                                                                   -----------------------------------------------------------------
Net assets at end of period                                        $  3,655,991      $    10,734,722   $  6,981,443    $  2,840,743
                                                                   =================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0                  305              0               0
   Units redeemed                                                             0                 (444)             0               0
   Units transferred                                                          0                    0              0               0
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                      0                 (139)             0               0
Beginning units                                                               0                  807              0               0
                                                                   -----------------------------------------------------------------
Ending units                                                                  0                  668              0               0
                                                                   =================================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                             6,381               13,845         18,874           5,143
   Units redeemed                                                       (23,840)             (54,836)       (56,685)        (28,957)
   Units transferred                                                      5,161              (29,186)       (32,434)         30,212
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                (12,298)             (70,177)       (70,245)          6,398
Beginning units                                                         216,629              907,962        972,320         442,836
                                                                   -----------------------------------------------------------------
Ending units                                                            204,331              837,785        902,075         449,234
                                                                   =================================================================
Contracts with total expenses of 1.10%:

   Units sold                                                                 0                  158            442             827
   Units redeemed                                                             0               (3,811)          (548)         (2,241)
   Units transferred                                                       (393)              15,628         24,254           9,678
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                   (393)              11,975         24,148           8,264
Beginning units                                                           1,943               20,303         66,103          25,484
                                                                   -----------------------------------------------------------------
Ending units                                                              1,550               32,278         90,251          33,748
                                                                   =================================================================
Contracts with total expenses of 1.25% :
   Units sold                                                             8,741               13,670              0               0
   Units redeemed                                                       (10,654)             (18,565)             0               0
   Units transferred                                                    (17,507)             (18,655)             0               0
                                                                   -----------------------------------------------------------------
Increase (decrease) in units outstanding                                (19,420)             (23,550)             0               0
Beginning units                                                         397,985              600,190              0               0
                                                                   -----------------------------------------------------------------
Ending units                                                            378,565              576,640              0               0
                                                                   =================================================================

                                                                     MFS Total           Putnam           Real
                                                                       Return            Growth           Estate
                                                                     Portfolio         Portfolio        Portfolio
                                                                     (Class 1)         (Class 1)        (Class 1)
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    215,855      $   (297,769)     $     70,252
   Net realized gains (losses) from
      securities transactions                                           187,024        (5,105,444)           43,665
   Change in net unrealized appreciation
      (depreciation) of investments                                    (972,447)       (1,128,735)           58,067
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                   (569,568)       (6,531,948)          171,984
                                                                   ------------------------------------------------

From capital transactions:
      Net proceeds from units sold                                    1,252,049           314,848            97,562
      Cost of units redeemed                                         (1,099,642)       (1,413,340)         (209,490)
      Annuity benefit payments                                             (233)           (3,593)                0
      Net transfers                                                  12,449,728        (2,998,461)        1,082,815
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions       12,601,902        (4,100,546)          970,887
                                                                   ------------------------------------------------

Increase (decrease) in net assets                                    12,032,334       (10,632,494)        1,142,871
Net assets at beginning of period                                    17,418,122        38,564,294         4,325,632
                                                                   ------------------------------------------------
Net assets at end of period                                        $ 29,450,456      $ 27,931,800      $  5,468,503
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                 0               527                73
   Units redeemed                                                             0            (1,562)              (25)
   Units transferred                                                          0                 0            (1,082)
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                      0            (1,035)           (1,034)
Beginning units                                                               0             1,209             1,034
                                                                   ------------------------------------------------
Ending units                                                                  0               174                 0
                                                                   ================================================
Contracts with total expenses of 0.85% **:
   Units sold                                                           100,341            19,401             2,306
   Units redeemed                                                       (96,926)          (36,810)           (5,990)
   Units transferred                                                  1,012,869          (118,970)           22,241
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                              1,016,284          (136,379)           18,557
Beginning units                                                       1,374,837           953,847            69,705
                                                                   ------------------------------------------------
Ending units                                                          2,391,121           817,468            88,262
                                                                   ================================================
Contracts with total expenses of 1.10%:

   Units sold                                                            13,297             2,178               308
   Units redeemed                                                        (3,370)           (3,687)             (288)
   Units transferred                                                    114,643            (1,225)            2,971
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                124,570            (2,734)            2,991
Beginning units                                                          94,278            25,257               928
                                                                   ------------------------------------------------
Ending units                                                            218,848            22,523             3,919
                                                                   ================================================
Contracts with total expenses of 1.25% :
   Units sold                                                                 0            12,043             5,082
   Units redeemed                                                             0           (80,742)          (10,256)
   Units transferred                                                          0          (161,574)           58,674
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                      0          (230,273)           53,500
Beginning units                                                               0         1,831,599           269,182
                                                                   ------------------------------------------------
Ending units                                                                  0         1,601,326           322,682
                                                                   ================================================

         * Offered in Polaris Plus product.

         ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                    Small Company      SunAmerica                         Telecom
                                                                        Value           Balanced        Technology        Utility
                                                                      Portfolio        Portfolio         Portfolio       Portfolio
                                                                      (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                                                    ------------      ------------      ----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $    (77,061)     $    939,171      $    (903)     $    371,674
    Net realized gains (losses) from
         securities transactions                                         252,128        (4,019,366)       (20,053)         (752,791)
    Change in net unrealized appreciation
         (depreciation) of investments                                (1,797,691)       (3,574,138)       (13,841)         (537,040)
                                                                    ------------      ------------      ---------      ------------
    Increase (decrease) in net assets from operations                 (1,622,624)       (6,654,333)       (34,797)         (918,157)
                                                                    ------------      ------------      ---------      ------------

From capital transactions:
         Net proceeds from units sold                                    202,148           421,364          4,880            40,943
         Cost of units redeemed                                         (246,464)       (3,505,817)        (5,081)         (307,207)
         Annuity benefit payments                                              0           (14,318)             0              (686)
         Net transfers                                                    77,403        (4,866,486)        32,807          (372,398)
                                                                    ------------      ------------      ---------      ------------
    Increase (decrease) in net assets from capital transactions           33,087        (7,965,257)        32,606          (639,348)
                                                                    ------------      ------------      ---------      ------------

Increase (decrease) in net assets                                     (1,589,537)      (14,619,590)        (2,191)       (1,557,505)
Net assets at beginning of period                                      7,626,802        71,012,625        123,314         5,128,284
                                                                    ------------      ------------      ---------      ------------
Net assets at end of period                                         $  6,037,265      $ 56,393,035      $ 121,123      $  3,570,779
                                                                    ============      ============      =========      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                               501             1,920              0                 0
    Units redeemed                                                          (933)           (3,628)             0                 0
    Units transferred                                                       (175)               (1)             0                 0
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                    (607)           (1,709)             0                 0
Beginning units                                                            1,010             2,546              0                 0
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                 403               837              0                 0
                                                                    ============      ============      =========      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                 0             5,259          2,040             1,176
    Units redeemed                                                             0           (52,799)        (2,932)          (11,054)
    Units transferred                                                          0           (34,177)        13,682            (5,580)
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                       0           (81,717)        12,790           (15,458)
Beginning units                                                                0           632,064         46,009            77,161
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                   0           550,347         58,799            61,703
                                                                    ============      ============      =========      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                 0                 0              0                 0
    Units redeemed                                                             0              (652)             0              (102)
    Units transferred                                                          0             5,423          4,777               630
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                       0             4,771          4,777               528
Beginning units                                                                0            19,591          3,185             3,437
                                                                    ------------      ------------      ---------      ------------
Ending units                                                                   0            24,362          7,962             3,965
                                                                    ============      ============      =========      ============
Contracts with total expenses of 1.25% :
    Units sold                                                            14,545            27,163              0             3,338
    Units redeemed                                                       (17,776)         (237,852)             0           (27,315)
    Units transferred                                                      3,146          (359,902)             0           (39,133)
                                                                    ------------      ------------      ---------      ------------
Increase (decrease) in units outstanding                                     (85)         (570,591)             0           (63,110)
Beginning units                                                          458,007         4,592,956              0           421,262
                                                                    ------------      ------------      ---------      ------------
Ending units                                                             457,922         4,022,365              0           358,152
                                                                    ============      ============      =========      ============

                                                                          Worldwide                           Emerging
                                                                         High Income        Comstock            Growth
                                                                          Portfolio        Portfolio           Portfolio
                                                                          (Class 1)        (Class II)         (Class II)
                                                                        ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                        $    272,213      $     44,584      $    (10,535)
    Net realized gains (losses) from
         securities transactions                                            (102,469)          (89,125)          (17,769)
    Change in net unrealized appreciation
         (depreciation) of investments                                          (553)         (555,650)         (140,879)
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from operations                        169,191          (600,191)         (169,183)
                                                                        ------------      ------------      ------------

From capital transactions:
         Net proceeds from units sold                                         67,272         1,417,773           334,649
         Cost of units redeemed                                              (60,263)         (605,392)          (56,325)
         Annuity benefit payments                                               (151)                0                 0
         Net transfers                                                       158,306        10,661,818         1,192,214
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from capital transactions              165,164        11,474,199         1,470,538
                                                                        ------------      ------------      ------------

Increase (decrease) in net assets                                            334,355        10,874,008         1,301,355
Net assets at beginning of period                                          2,214,342         4,904,860           614,792
                                                                        ------------      ------------      ------------
Net assets at end of period                                             $  2,548,697      $ 15,778,868      $  1,916,147
                                                                        ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                 5,325           167,078            45,940
    Units redeemed                                                            (1,137)          (69,526)           (7,715)
    Units transferred                                                         17,093         1,175,774           131,670
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                      21,281         1,273,326           169,895
Beginning units                                                               42,247           458,910            51,578
                                                                        ------------      ------------      ------------
Ending units                                                                  63,528         1,732,236           221,473
                                                                        ============      ============      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                   361             8,217             1,203
    Units redeemed                                                              (263)           (6,295)             (119)
    Units transferred                                                          2,470           112,836            25,320
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                       2,568           114,758            26,404
Beginning units                                                                3,483            30,268            13,454
                                                                        ------------      ------------      ------------
Ending units                                                                   6,051           145,026            39,858
                                                                        ============      ============      ============
Contracts with total expenses of 1.25% :
    Units sold                                                                 1,089                 0                 0
    Units redeemed                                                            (3,325)                0                 0
    Units transferred                                                         (2,533)                0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                      (4,769)                0                 0
Beginning units                                                              120,482                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                 115,713                 0                 0
                                                                        ============      ============      ============

    * Offered in Polaris Plus product.

    ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                                     Lord Abbett
                                                                      Growth &         Growth &        Lord Abbett        Asset
                                                                       Income           Income        Mid-Cap Value     Allocation
                                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class II)       (Class VC)       (Class VC)       Class 2) (1)
                                                                    ------------     ------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $     18,994     $     (3,683)    $     (2,487)    $     40,174
    Net realized gains (losses) from
        securities transactions                                          (42,968)          (5,642)          (2,059)             146
    Change in net unrealized appreciation
        (depreciation) of investments                                   (392,576)         374,488           39,864          378,658
                                                                    ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   (416,550)         365,163           35,318          418,978
                                                                    ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                     968,446        1,378,127          874,523        1,679,095
        Cost of units redeemed                                          (336,140)        (135,663)         (82,223)        (101,203)
        Annuity benefit payments                                               0                0                0                0
        Net transfers                                                  7,493,275        8,186,843        4,761,499        7,184,969
                                                                    ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       8,125,581        9,429,307        5,553,799        8,762,861
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                      7,709,031        9,794,470        5,589,117        9,181,839
Net assets at beginning of period                                      2,253,232                0                0                0
                                                                    ------------     ------------     ------------     ------------
Net assets at end of period                                         $  9,962,263     $  9,794,470     $  5,589,117     $  9,181,839
                                                                    ============     ============     ============     ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                 0                0                0                0
    Units redeemed                                                             0                0                0                0
    Units transferred                                                          0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                       0                0                0                0
Beginning units                                                                0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                                   0                0                0                0
                                                                    ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            92,680          146,789           96,481          147,237
    Units redeemed                                                       (37,026)         (11,386)          (8,615)          (9,021)
    Units transferred                                                    734,261          909,697          497,658          661,771
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 789,915        1,045,100          585,524          799,987
Beginning units                                                          187,349                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                             977,264        1,045,100          585,524          799,987
                                                                    ============     ============     ============     ============
Contracts with total expenses of 1.10%:
    Units sold                                                            15,394           21,366           10,205           16,271
    Units redeemed                                                        (1,330)          (5,512)          (1,194)            (680)
    Units transferred                                                     88,771           83,333           72,774           37,549
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 102,835           99,187           81,785           53,140
Beginning units                                                           21,215                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                             124,050           99,187           81,785           53,140
                                                                    ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                 0                0                0                0
    Units redeemed                                                             0                0                0                0
    Units transferred                                                          0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                       0                0                0                0
Beginning units                                                                0                0                0                0
                                                                    ------------     ------------     ------------     ------------
Ending units                                                                   0                0                0                0
                                                                    ============     ============     ============     ============

                                                                          Global                               Growth
                                                                          Growth            Growth             Income
                                                                         Portfolio         Portfolio          Portfolio
                                                                       (Class 2) (1)     (Class 2) (1)      (Class 2) (1)
                                                                       -------------     -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                        $     (3,828)     $    (10,142)     $      8,738
    Net realized gains (losses) from
        securities transactions                                                  238               (19)            2,738
    Change in net unrealized appreciation
        (depreciation) of investments                                         94,538           397,761           651,739
                                                                        ------------      ------------      ------------
    Increase (decrease) in net assets from operations                         90,948           387,600           663,215
                                                                        ------------      ------------      ------------

From capital transactions:
        Net proceeds from units sold                                         388,355         2,039,418         2,470,097
        Cost of units redeemed                                               (13,850)          (21,966)         (122,871)
        Annuity benefit payments                                                   0                 0                 0
        Net transfers                                                      1,570,555         3,515,021         9,243,920
                                                                        ------------      ------------      ------------
Increase (decrease) in net assets from capital transactions                1,945,060         5,532,473        11,591,146
                                                                        ------------      ------------      ------------

Increase (decrease) in net assets                                          2,036,008         5,920,073        12,254,361
Net assets at beginning of period                                                  0                 0                 0
                                                                        ------------      ------------      ------------
Net assets at end of period                                             $  2,036,008      $  5,920,073      $ 12,254,361
                                                                        ============      ============      ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                34,799           174,893           201,029
    Units redeemed                                                            (1,272)           (1,800)           (9,800)
    Units transferred                                                        140,748           291,298           796,188
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                     174,275           464,391           987,417
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                 174,275           464,391           987,417
                                                                        ============      ============      ============
Contracts with total expenses of 1.10%:
    Units sold                                                                 1,441            10,791            28,209
    Units redeemed                                                                 0              (191)           (1,380)
    Units transferred                                                          4,885            28,222            61,814
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                       6,326            38,822            88,643
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                   6,326            38,822            88,643
                                                                        ============      ============      ============
Contracts with total expenses of 1.25% :
    Units sold                                                                     0                 0                 0
    Units redeemed                                                                 0                 0                 0
    Units transferred                                                              0                 0                 0
                                                                        ------------      ------------      ------------
Increase (decrease) in units outstanding                                           0                 0                 0
Beginning units                                                                    0                 0                 0
                                                                        ------------      ------------      ------------
Ending units                                                                       0                 0                 0
                                                                        ============      ============      ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

    (1) For the period from September 30, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                     Government
                                                                      Capital           and                             Aggressive
                                                                   Appreciation     Quality Bond        Growth            Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   ------------     -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   (427,264)    $   1,697,318    $    (309,613)   $    (117,719)
    Net realized gains (losses) from
        securities transactions                                      10,870,292           215,481        4,020,832        2,007,395
    Change in net unrealized appreciation
        (depreciation) of investments                               (18,672,857)        1,067,312       (7,652,696)      (6,313,550)
                                                                   ------------     -------------    -------------    -------------
    Increase (decrease) in net assets from operations                (8,229,829)        2,980,111       (3,941,477)      (4,423,874)
                                                                   ------------     -------------    -------------    -------------

From capital transactions:
        Net proceeds from units sold                                  2,691,981         1,341,814        1,631,633          289,893
        Cost of units redeemed                                       (2,026,722)       (3,246,568)      (1,091,387)        (444,824)
        Annuity benefit payments                                         (2,781)           (8,798)          (2,237)               0
        Net transfers                                                 8,063,094         4,815,069        4,935,177         (616,196)
                                                                   ------------     -------------    -------------    -------------
    Increase (decrease) in net assets from capital transactions       8,725,572         2,901,517        5,473,186         (771,127)
                                                                   ------------     -------------    -------------    -------------

Increase (decrease) in net assets                                       495,743         5,881,628        1,531,709       (5,195,001)
Net assets at beginning of period                                    50,216,227        50,562,774       30,274,163       18,492,840
                                                                   ------------     -------------    -------------    -------------
Net assets at end of period                                        $ 50,711,970     $  56,444,402    $  31,805,872    $  13,297,839
                                                                   ============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                            3,086             3,397            3,480              851
    Units redeemed                                                            0                 0             (454)            (334)
    Units transferred                                                         0                 0                0                0
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                  3,086             3,397            3,026              517
Beginning units                                                             818                25            1,549              463
                                                                   ------------     -------------    -------------    -------------
Ending units                                                              3,904             3,422            4,575              980
                                                                   ============     =============    =============    =============
Contracts with total expenses of 0.85% **:
    Units sold                                                          176,235            44,015          118,197            5,949
    Units redeemed                                                     (111,262)          (58,728)         (43,587)         (20,293)
    Units transferred                                                   643,421           301,575          464,638           14,054
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                708,394           286,862          539,248             (290)
Beginning units                                                       1,301,826           142,268          563,506          207,783
                                                                   ------------     -------------    -------------    -------------
Ending units                                                          2,010,220           429,130        1,102,754          207,493
                                                                   ============     =============    =============    =============
Contracts with total expenses of 1.10% :
    Units sold                                                           23,431            12,206           16,186                0
    Units redeemed                                                         (687)                0           (1,256)               0
    Units transferred                                                    78,157             8,137           34,271            1,127
                                                                   ------------     -------------    -------------    -------------
Increase in units outstanding                                           100,901            20,343           49,201            1,127
Beginning units                                                          11,589             2,041            6,206              365
                                                                   ------------     -------------    -------------    -------------
Ending units                                                            112,490            22,384           55,407            1,492
                                                                   ============     =============    =============    =============
Contracts with total expenses of 1.25% :
    Units sold                                                           17,940            42,132           11,078           16,071
    Units redeemed                                                      (26,313)         (166,528)         (24,171)         (19,984)
    Units transferred                                                    11,770            77,351            4,452          (54,649)
                                                                   ------------     -------------    -------------    -------------
Increase (decrease) in units outstanding                                  3,397           (47,045)          (8,641)         (58,562)
Beginning units                                                         935,668         3,297,472          838,055          951,846
                                                                   ------------     -------------    -------------    -------------
Ending units                                                            939,065         3,250,427          829,414          893,284
                                                                   ============     =============    =============    =============

                                                                      Alliance            Asset          Blue Chip
                                                                       Growth          Allocation         Growth
                                                                      Portfolio         Portfolio        Portfolio
                                                                      (Class 1)         (Class 1)        (Class 1)
                                                                    -------------     -------------     ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $  (1,283,989)    $     288,646     $   (3,647)
    Net realized gains (losses) from
        securities transactions                                         6,489,223           107,309         (6,307)
    Change in net unrealized appreciation
        (depreciation) of investments                                 (29,879,051)         (946,718)       (92,102)
                                                                    -------------     -------------     ----------
    Increase (decrease) in net assets from operations                 (24,673,817)         (550,763)      (102,056)
                                                                    -------------     -------------     ----------

From capital transactions:
        Net proceeds from units sold                                    2,532,774           525,585        154,748
        Cost of units redeemed                                         (3,870,049)         (500,261)       (31,808)
        Annuity benefit payments                                           (7,176)                0              0
        Net transfers                                                   3,292,907           836,076        435,597
                                                                    -------------     -------------     ----------
    Increase (decrease) in net assets from capital transactions         1,948,456           861,400        558,537
                                                                    -------------     -------------     ----------

Increase (decrease) in net assets                                     (22,725,361)          310,637        456,481
Net assets at beginning of period                                     119,946,571        13,324,834        222,620
                                                                    -------------     -------------     ----------
Net assets at end of period                                         $  97,221,210     $  13,635,471     $  679,101
                                                                    =============     =============     ==========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              2,442                 0              0
    Units redeemed                                                              0                 0              0
    Units transferred                                                           0                 0              0
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                    2,442                 0              0
Beginning units                                                               694                 0              0
                                                                    -------------     -------------     ----------
Ending units                                                                3,136                 0              0
                                                                    =============     =============     ==========
Contracts with total expenses of 0.85% **:
    Units sold                                                            175,286            29,678         22,700
    Units redeemed                                                       (183,009)           (8,418)        (5,027)
    Units transferred                                                     699,066           111,331         61,093
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                  691,343           132,591         78,766
Beginning units                                                         2,004,620           112,976         30,980
                                                                    -------------     -------------     ----------
Ending units                                                            2,695,963           245,567        109,746
                                                                    =============     =============     ==========
Contracts with total expenses of 1.10% :
    Units sold                                                             20,060            17,169          1,617
    Units redeemed                                                              0                 0              0
    Units transferred                                                      81,343             5,957          8,709
                                                                    -------------     -------------     ----------
Increase in units outstanding                                             101,403            23,126         10,326
Beginning units                                                            10,150                 0            335
                                                                    -------------     -------------     ----------
Ending units                                                              111,553            23,126         10,661
                                                                    =============     =============     ==========
Contracts with total expenses of 1.25% :
    Units sold                                                             31,984             3,776              0
    Units redeemed                                                        (78,500)          (22,300)             0
    Units transferred                                                     (91,565)          (17,226)             0
                                                                    -------------     -------------     ----------
Increase (decrease) in units outstanding                                 (138,081)          (35,750)             0
Beginning units                                                         2,862,749           638,666              0
                                                                    -------------     -------------     ----------
Ending units                                                            2,724,668           602,916              0
                                                                    =============     =============     ==========

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                       Cash           Corporate      Davis Venture      "Dogs" of
                                                                    Management          Bond             Value         Wall Street
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    748,530     $    500,763     $   (271,367)    $     65,173
    Net realized gains (losses) from
        securities transactions                                          76,757           (3,353)       7,525,644          (11,044)
    Change in net unrealized appreciation
        (depreciation) of investments                                  (461,220)          64,444      (11,641,712)         451,980
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   364,067          561,854       (4,387,435)         506,109
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    636,984          695,172        3,798,358           70,010
        Cost of units redeemed                                       (1,420,984)        (402,763)      (2,232,904)        (369,895)
        Annuity benefit payments                                        (12,769)               0                0                0
        Net transfers                                                  (806,094)       2,087,495       14,654,453          935,176
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions      (1,602,863)       2,379,904       16,219,907          635,291
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                    (1,238,796)       2,941,758       11,832,472        1,141,400
Net assets at beginning of period                                    27,453,759        9,728,542       44,773,602        6,366,018
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $ 26,214,963     $ 12,670,300     $ 56,606,074     $  7,507,418
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                            1,325              250            3,369                0
    Units redeemed                                                            0                0                0                0
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  1,325              250            3,369                0
Beginning units                                                           1,701                5              719                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              3,026              255            4,088                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                           15,828           30,314          297,228            3,744
    Units redeemed                                                      (17,101)          (9,055)        (166,962)          (2,195)
    Units transferred                                                   114,726           99,687        1,189,684           37,455
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                113,453          120,946        1,319,950           39,004
Beginning units                                                          58,423           87,233        1,957,911           30,007
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            171,876          208,179        3,277,861           69,011
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                               35           23,333           19,870                0
    Units redeemed                                                            0             (491)          (1,336)               0
    Units transferred                                                     5,328           17,876          132,545            1,004
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                             5,363           40,718          151,079            1,004
Beginning units                                                             495               90           16,912                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              5,858           40,808          167,991            1,004
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                           34,065            6,909           22,295            2,539
    Units redeemed                                                      (94,723)         (20,947)         (21,830)         (35,312)
    Units transferred                                                  (160,310)          55,605           45,556           50,071
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                               (220,968)          41,567           46,021           17,298
Beginning units                                                       2,060,001          644,043          830,018          640,566
                                                                   ------------     ------------     ------------     ------------
Ending units                                                          1,839,033          685,610          876,039          657,864
                                                                   ============     ============     ============     ============

                                                                     Emerging          Equity            Equity
                                                                      Markets          Income            Index
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (43,375)    $     34,082     $   (232,345)
    Net realized gains (losses) from
        securities transactions                                        (724,241)          11,246         (254,945)
    Change in net unrealized appreciation
        (depreciation) of investments                                 1,210,664         (411,805)      (7,523,451)
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   443,048         (366,477)      (8,010,741)
                                                                   ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                     86,574          121,126          322,299
        Cost of units redeemed                                         (181,811)        (242,233)      (1,776,475)
        Annuity benefit payments                                           (555)            (448)         (13,658)
        Net transfers                                                    91,502          685,931         (785,364)
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions          (4,290)         564,376       (2,253,198)
                                                                   ------------     ------------     ------------

Increase (decrease) in net assets                                       438,758          197,899      (10,263,939)
Net assets at beginning of period                                     5,215,979        8,082,460       57,364,884
                                                                   ------------     ------------     ------------
Net assets at end of period                                        $  5,654,737     $  8,280,359     $ 47,100,945
                                                                   ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              118              228              706
    Units redeemed                                                            0                0                0
    Units transferred                                                       589                0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                    707              228              706
Beginning units                                                              90               18              201
                                                                   ------------     ------------     ------------
Ending units                                                                797              246              907
                                                                   ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            3,348                0                0
    Units redeemed                                                       (7,916)               0                0
    Units transferred                                                   (14,833)               0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                (19,401)               0                0
Beginning units                                                         152,174                0                0
                                                                   ------------     ------------     ------------
Ending units                                                            132,773                0                0
                                                                   ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            1,987                0                0
    Units redeemed                                                            0                0                0
    Units transferred                                                     1,998                0                0
                                                                   ------------     ------------     ------------
Increase in units outstanding                                             3,985                0                0
Beginning units                                                           2,733                0                0
                                                                   ------------     ------------     ------------
Ending units                                                              6,718                0                0
                                                                   ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            6,827           11,001           36,058
    Units redeemed                                                      (18,918)         (22,780)        (211,781)
    Units transferred                                                    22,843           64,313          (94,906)
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                 10,752           52,534         (270,629)
Beginning units                                                         588,363          737,673        6,183,325
                                                                   ------------     ------------     ------------
Ending units                                                            599,115          790,207        5,912,696
                                                                   ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                     Federated         Global           Global        Goldman Sachs
                                                                       Value            Bond           Equities         Research
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $     17,739     $    676,831     $   (156,580)    $     (3,521)
    Net realized gains (losses) from
        securities transactions                                         216,491          (16,201)       1,757,706           (6,915)
    Change in net unrealized appreciation
        (depreciation) of investments                                (1,124,958)        (470,227)      (4,781,838)        (128,635)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                  (890,728)         190,403       (3,180,712)        (139,071)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    407,280          202,370          336,052           68,574
        Cost of units redeemed                                         (518,147)        (261,495)        (443,281)         (45,212)
        Annuity benefit payments                                              0                0                0                0
        Net transfers                                                 3,307,111          305,236          728,114          375,673
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       3,196,244          246,111          620,885          399,035
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                     2,305,516          436,514       (2,559,827)         259,964
Net assets at beginning of period                                    10,150,981        8,191,534       16,820,324          274,537
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $ 12,456,497     $  8,628,048     $ 14,260,497     $    534,501
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              852            1,460                0
    Units redeemed                                                            0             (304)               0                0
    Units transferred                                                         0             (548)               0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0                0            1,460                0
Beginning units                                                               0              446              499                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0              446            1,959                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% (2) :
    Units sold                                                           23,446           10,084           28,970            8,101
    Units redeemed                                                      (24,264)          (1,921)         (27,933)          (6,333)
    Units transferred                                                   242,284           20,419          121,344           47,405
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                241,466           28,582          122,381           49,173
Beginning units                                                         227,673           17,170          506,012           31,175
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            469,139           45,752          628,393           80,348
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            4,844              916              986            1,731
    Units redeemed                                                         (632)             (19)               0             (154)
    Units transferred                                                    17,435            3,260            5,945            5,560
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                            21,647            4,157            6,931            7,137
Beginning units                                                             206               44            2,756              326
                                                                   ------------     ------------     ------------     ------------
Ending units                                                             21,853            4,201            9,687            7,463
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            7,183            4,392            6,013                0
    Units redeemed                                                      (16,363)         (14,874)         (13,091)               0
    Units transferred                                                    41,750            3,017          (15,756)               0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 32,570           (7,465)         (22,834)               0
Beginning units                                                         445,284          517,475          621,167                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            477,854          510,010          598,333                0
                                                                   ============     ============     ============     ============

                                                                       Growth-           Growth          High-Yield
                                                                       Income         Opportunities        Bond
                                                                      Portfolio         Portfolio        Portfolio
                                                                      (Class 1)         (Class 1)        (Class 1)
                                                                     -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $   (336,154)    $     (3,085)    $    746,292
    Net realized gains (losses) from
        securities transactions                                         3,015,705          (28,753)        (305,009)
    Change in net unrealized appreciation
        (depreciation) of investments                                 (17,107,223)         (83,307)        (831,620)
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                 (14,427,672)        (115,145)        (390,337)
                                                                     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    2,183,271           12,611          376,776
        Cost of units redeemed                                         (3,006,354)          (7,875)        (187,748)
        Annuity benefit payments                                          (15,266)               0                0
        Net transfers                                                   5,321,462          113,527          511,559
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions         4,483,113          118,263          700,587
                                                                     ------------     ------------     ------------

Increase (decrease) in net assets                                      (9,944,559)           3,118          310,250
Net assets at beginning of period                                      91,904,323          376,152        6,027,628
                                                                     ------------     ------------     ------------
Net assets at end of period                                          $ 81,959,764     $    379,270     $  6,337,878
                                                                     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              1,671                0              457
    Units redeemed                                                              0                0                0
    Units transferred                                                           0                0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                    1,671                0              457
Beginning units                                                               201                0               82
                                                                     ------------     ------------     ------------
Ending units                                                                1,872                0              539
                                                                     ============     ============     ============
Contracts with total expenses of 0.85% (2) :
    Units sold                                                            121,095            2,014           29,489
    Units redeemed                                                       (127,142)          (1,586)          (2,878)
    Units transferred                                                     629,694           20,408           64,791
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  623,647           20,836           91,402
Beginning units                                                         1,673,087           54,857           91,018
                                                                     ------------     ------------     ------------
Ending units                                                            2,296,734           75,693          182,420
                                                                     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                             32,411                0            9,155
    Units redeemed                                                         (1,269)               0             (545)
    Units transferred                                                      67,711                5           (3,498)
                                                                     ------------     ------------     ------------
Increase in units outstanding                                              98,853                5            5,112
Beginning units                                                             8,279                0                0
                                                                     ------------     ------------     ------------
Ending units                                                              107,132                5            5,112
                                                                     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                             32,687                0            2,733
    Units redeemed                                                        (70,238)               0          (12,297)
    Units transferred                                                     (33,458)               0           (2,903)
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  (71,009)               0          (12,467)
Beginning units                                                         2,501,326                0          380,713
                                                                     ------------     ------------     ------------
Ending units                                                            2,430,317                0          368,246
                                                                     ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   International
                                                                    Diversified     International     MFS Growth       MFS Mid-Cap
                                                                     Equities      Growth & Income     & Income          Growth
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    --------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (63,795)    $    (99,979)    $    (19,760)    $    (37,851)
    Net realized gains (losses) from
        securities transactions                                        (290,056)        (234,716)         193,896          385,286
    Change in net unrealized appreciation
        (depreciation) of investments                                  (694,092)      (1,514,010)      (1,398,798)      (2,435,159)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                (1,047,943)      (1,848,705)      (1,224,662)      (2,087,724)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    106,345          519,972        1,065,977          327,305
        Cost of units redeemed                                         (200,029)        (654,569)        (433,048)        (379,784)
        Annuity benefit payments                                           (308)          (1,332)               0                0
        Net transfers                                                   630,073        2,546,234        3,412,717        1,465,033
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions         536,081        2,410,305        4,045,646        1,412,554
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                      (511,862)         561,600        2,820,984         (675,170)
Net assets at beginning of period                                     6,036,473       13,940,539        5,718,120        4,546,917
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $  5,524,611     $ 14,502,139     $  8,539,104     $  3,871,747
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              594                0                0
    Units redeemed                                                            0                0                0                0
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0              594                0                0
Beginning units                                                               0              213                0                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0              807                0                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                            5,310           37,436          102,682           26,699
    Units redeemed                                                      (11,295)         (56,836)         (49,714)         (38,465)
    Units transferred                                                    83,125          263,640          337,616          110,255
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 77,140          244,240          390,584           98,489
Beginning units                                                         139,489          663,722          581,736          344,347
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            216,629          907,962          972,320          442,836
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                              247            3,898           15,075            4,616
    Units redeemed                                                            0              (77)               0             (340)
    Units transferred                                                     1,040           15,010           45,458           20,902
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                             1,287           18,831           60,533           25,178
Beginning units                                                             656            1,472            5,570              306
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              1,943           20,303           66,103           25,484
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                            6,498           14,049                0                0
    Units redeemed                                                      (12,046)         (17,075)               0                0
    Units transferred                                                     4,471           11,868                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 (1,077)           8,842                0                0
Beginning units                                                         399,062          591,348                0                0
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            397,985          600,190                0                0
                                                                   ============     ============     ============     ============

                                                                     MFS Total         Putnam            Real
                                                                      Return           Growth           Estate
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $     81,037     $   (526,401)    $     55,811
    Net realized gains (losses) from
        securities transactions                                         275,841         (646,976)          44,504
    Change in net unrealized appreciation
        (depreciation) of investments                                   (57,689)     (10,037,545)         305,721
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   299,189      (11,210,922)         406,036
                                                                   ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                  2,157,237          882,101          158,929
        Cost of units redeemed                                         (356,512)      (1,892,671)         (96,357)
        Annuity benefit payments                                              0           (4,400)               0
        Net transfers                                                11,077,387         (296,032)       1,377,662
                                                                   ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions      12,878,112       (1,311,002)       1,440,234
                                                                   ------------     ------------     ------------

Increase (decrease) in net assets                                    13,177,301      (12,521,924)       1,846,270
Net assets at beginning of period                                     4,240,821       51,086,218        2,479,362
                                                                   ------------     ------------     ------------
Net assets at end of period                                        $ 17,418,122     $ 38,564,294     $  4,325,632
                                                                   ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0              838            1,017
    Units redeemed                                                            0                0                0
    Units transferred                                                         0                0                0
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0              838            1,017
Beginning units                                                               0              371               17
                                                                   ------------     ------------     ------------
Ending units                                                                  0            1,209            1,034
                                                                   ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                          165,697           76,867            6,616
    Units redeemed                                                      (29,804)         (82,781)            (987)
    Units transferred                                                   883,805          139,070           48,281
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                              1,019,698          133,156           53,910
Beginning units                                                         355,139          820,691           15,795
                                                                   ------------     ------------     ------------
Ending units                                                          1,374,837          953,847           69,705
                                                                   ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                           19,452            6,318               79
    Units redeemed                                                       (1,283)             (40)            (213)
    Units transferred                                                    71,521           15,735            1,023
                                                                   ------------     ------------     ------------
Increase in units outstanding                                            89,690           22,013              889
Beginning units                                                           4,588            3,244               39
                                                                   ------------     ------------     ------------
Ending units                                                             94,278           25,257              928
                                                                   ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                0           11,640            5,091
    Units redeemed                                                            0          (66,440)          (7,067)
    Units transferred                                                         0          (80,123)          61,206
                                                                   ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0         (134,923)          59,230
Beginning units                                                               0        1,966,522          209,952
                                                                   ------------     ------------     ------------
Ending units                                                                  0        1,831,599          269,182
                                                                   ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                   Small Company     SunAmerica                          Telecom
                                                                       Value          Balanced        Technology         Utility
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (71,809)    $    731,420     $     (1,091)    $    127,747
    Net realized gains (losses) from
        securities transactions                                         188,491          993,503          (12,149)        (212,071)
    Change in net unrealized appreciation
        (depreciation) of investments                                   758,685      (12,425,793)         (54,047)      (1,353,925)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                   875,367      (10,700,870)         (67,287)      (1,438,249)
                                                                   ------------     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                    175,984        1,171,085           27,820           56,628
        Cost of units redeemed                                         (272,905)      (3,283,273)          (2,859)        (199,056)
        Annuity benefit payments                                              0          (11,326)               0                0
        Net transfers                                                 2,016,507         (984,867)          62,453          (69,543)
                                                                   ------------     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions       1,919,586       (3,108,381)          87,414         (211,971)
                                                                   ------------     ------------     ------------     ------------

Increase (decrease) in net assets                                     2,794,953      (13,809,251)          20,127       (1,650,220)
Net assets at beginning of period                                     4,831,849       84,821,876          103,187        6,778,504
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $  7,626,802     $ 71,012,625     $    123,314     $  5,128,284
                                                                   ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                              799            2,147                0               13
    Units redeemed                                                            0                0                0             (174)
    Units transferred                                                         0                0                0                0
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                    799            2,147                0             (161)
Beginning units                                                             211              399                0              161
                                                                   ------------     ------------     ------------     ------------
Ending units                                                              1,010            2,546                0                0
                                                                   ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                0           56,479            5,227            2,679
    Units redeemed                                                            0          (44,741)            (984)          (4,896)
    Units transferred                                                         0          188,470           18,183            9,686
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                      0          200,208           22,426            7,469
Beginning units                                                               0          431,856           23,583           69,692
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0          632,064           46,009           77,161
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                                0            2,771            2,775              616
    Units redeemed                                                            0             (468)               0                0
    Units transferred                                                         0           17,023              410            2,717
                                                                   ------------     ------------     ------------     ------------
Increase in units outstanding                                                 0           19,326            3,185            3,333
Beginning units                                                               0              265                0              104
                                                                   ------------     ------------     ------------     ------------
Ending units                                                                  0           19,591            3,185            3,437
                                                                   ============     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                           11,222           41,449                0            2,327
    Units redeemed                                                      (18,341)        (190,499)               0          (13,607)
    Units transferred                                                   132,555         (185,155)               0          (14,892)
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                125,436         (334,205)               0          (26,172)
Beginning units                                                         332,571        4,927,161                0          447,434
                                                                   ------------     ------------     ------------     ------------
Ending units                                                            458,007        4,592,956                0          421,262
                                                                   ============     ============     ============     ============

                                                                       Worldwide                          Emerging
                                                                      High Income        Comstock          Growth
                                                                       Portfolio         Portfolio       Portfolio
                                                                       (Class 1)      (Class II) (2)   (Class II) (2)
                                                                     -------------    --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $    260,220           33,238     $       (927)
    Net realized gains (losses) from
        securities transactions                                           (60,363)             595              (36)
    Change in net unrealized appreciation
        (depreciation) of investments                                    (209,163)        (132,554)         (28,686)
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from operations                      (9,306)         (98,721)         (29,649)
                                                                     ------------     ------------     ------------

From capital transactions:
        Net proceeds from units sold                                       46,426          825,839          159,760
        Cost of units redeemed                                            (78,850)         (21,422)          (2,100)
        Annuity benefit payments                                                0                0                0
        Net transfers                                                      94,773        4,199,164          486,781
                                                                     ------------     ------------     ------------
    Increase (decrease) in net assets from capital transactions            62,349        5,003,581          644,441
                                                                     ------------     ------------     ------------

Increase (decrease) in net assets                                          53,043        4,904,860          614,792
Net assets at beginning of period                                       2,161,299                0                0
                                                                     ------------     ------------     ------------
Net assets at end of period                                          $  2,214,342     $  4,904,860     $    614,792
                                                                     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                  0                0                0
    Units redeemed                                                              0                0                0
    Units transferred                                                           0                0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                        0                0                0
Beginning units                                                                 0                0                0
                                                                     ------------     ------------     ------------
Ending units                                                                    0                0                0
                                                                     ============     ============     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                                974           71,874           11,577
    Units redeemed                                                         (1,506)          (1,771)             (88)
    Units transferred                                                      11,470          388,807           40,089
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   10,938          458,910           51,578
Beginning units                                                            31,309                0                0
                                                                     ------------     ------------     ------------
Ending units                                                               42,247          458,910           51,578
                                                                     ============     ============     ============
Contracts with total expenses of 1.10% :
    Units sold                                                              3,121            8,549            3,976
    Units redeemed                                                              0                0                0
    Units transferred                                                         362           21,719            9,478
                                                                     ------------     ------------     ------------
Increase in units outstanding                                               3,483           30,268           13,454
Beginning units                                                                 0                0                0
                                                                     ------------     ------------     ------------
Ending units                                                                3,483           30,268           13,454
                                                                     ============     ============     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                565                0                0
    Units redeemed                                                         (4,504)               0                0
    Units transferred                                                      (1,501)               0                0
                                                                     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   (5,440)               0                0
Beginning units                                                           125,922                0                0
                                                                     ------------     ------------     ------------
Ending units                                                              120,482                0                0
                                                                     ============     ============     ============

        * Offered in Polaris Plus product.

        ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

        (2) For the period from October 15, 2001 (inception) to April 30, 2002.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Portfolio
                                                                 (Class II) (2)
                                                                 -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $     5,868
   Net realized gains (losses) from
       securities transactions                                            821
   Change in net unrealized appreciation
       (depreciation) of investments                                   30,539
                                                                  -----------
   Increase (decrease) in net assets from operations                   37,228
                                                                  -----------

From capital transactions:
       Net proceeds from units sold                                   643,709
       Cost of units redeemed                                         (16,310)
       Annuity benefit payments                                             0
       Net transfers                                                1,588,605
                                                                  -----------
   Increase (decrease) in net assets from capital transactions      2,216,004
                                                                  -----------

Increase (decrease) in net assets                                   2,253,232
Net assets at beginning of period                                           0
                                                                  -----------
Net assets at end of period                                       $ 2,253,232
                                                                  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0
   Units redeemed                                                           0
   Units transferred                                                        0
                                                                  -----------
Increase (decrease) in units outstanding                                    0
Beginning units                                                             0
                                                                  -----------
Ending units                                                                0
                                                                  ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                          52,809
   Units redeemed                                                        (427)
   Units transferred                                                  134,967
                                                                  -----------
Increase (decrease) in units outstanding                              187,349
Beginning units                                                             0
                                                                  -----------
Ending units                                                          187,349
                                                                  ===========
Contracts with total expenses of 1.10% :
   Units sold                                                           7,518
   Units redeemed                                                        (821)
   Units transferred                                                   14,518
                                                                  -----------
Increase in units outstanding                                          21,215
Beginning units                                                             0
                                                                  -----------
Ending units                                                           21,215
                                                                  ===========
Contracts with total expenses of 1.25% :
   Units sold                                                               0
   Units redeemed                                                           0
   Units transferred                                                        0
                                                                  -----------
Increase (decrease) in units outstanding                                    0
Beginning units                                                             0
                                                                  -----------
Ending units                                                                0
                                                                  ===========

       * Offered in Polaris Plus product.

       ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (2) For the period from October 15, 2001 (inception) to April 30, 2002.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica, the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of forty-two variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the thirty currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Certain prior year balances have been reclassified to conform with the current year presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS  (continued)

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, and Polaris II Asset Manager and Polaris II A-Class, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trusts' shares acquired and the aggregate proceeds from shares sold during the periods ended April 30, 2003 consist of the following:

                                                                 Cost of Shares                  Proceeds from
             Variable Accounts                                      Acquired                      Shares Sold
             -----------------                                   ---------------------------------------------
ANCHOR TRUST:
Capital Appreciation Portfolio (Class 1)                         $    5,158,527                  $   4,627,587
Government and Quality Bond Portfolio (Class 1)                      19,185,906                      8,681,096
Growth Portfolio (Class 1)                                            3,772,423                      3,263,522

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                            $      744,654                  $   2,065,071
Alliance Growth Portfolio (Class 1)                                   2,218,140                     12,007,512
Asset Allocation Portfolio (Class 1)                                  1,777,515                      1,945,612
Blue Chip Growth Portfolio (Class 1)                                    451,505                        260,857
Cash Management Portfolio (Class 1)                                  16,942,088                     18,105,289
Corporate Bond Portfolio (Class 1)                                    5,305,506                      1,864,124
Davis Venture Value Portfolio (Class 1)                               6,866,781                      4,494,371
"Dogs" of Wall Street Portfolio (Class 1)                             1,233,045                      1,082,471
Emerging Markets Portfolio (Class 1)                                  3,007,034                      3,735,802
Equity Income Portfolio (Class 1)                                       928,099                      1,151,775
Equity Index Portfolio (Class 1)                                      2,220,893                      6,022,961
Federated Value Portfolio (Class 1)                                   2,247,899                      1,651,628
Global Bond Portfolio (Class 1)                                       1,180,632                      1,205,703
Global Equities Portfolio (Class 1)                                     379,047                      1,996,061
Goldman Sachs Research Portfolio (Class 1)                              210,805                        218,254
Growth-Income Portfolio (Class 1)                                     1,984,067                     10,838,749
Growth Opportunities Portfolio (Class 1)                                 25,266                        133,551
High-Yield Bond Portfolio (Class 1)                                   2,340,417                        879,289

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
             Variable Accounts                                      Acquired                      Shares Sold
             -----------------                                   ---------------------------------------------
SUNAMERICA TRUST: (continued)
International Diversified Equities Portfolio (Class 1)           $    2,207,672                  $   2,469,359
International Growth & Income Portfolio (Class 1)                     2,342,764                      2,998,768
MFS Growth and Income Portfolio (Class 1)                             1,163,997                      1,431,573
MFS Mid-Cap Growth Portfolio (Class 1)                                  765,562                        670,193
MFS Total Return Portfolio (Class 1)                                 14,056,272                        981,811
Putnam Growth Portfolio (Class 1)                                       954,698                      5,353,013
Real Estate Portfolio (Class 1)                                       2,374,875                      1,333,736
Small Company Value Portfolio (Class 1)                               1,595,972                      1,265,389
SunAmerica Balanced Portfolio (Class 1)                               2,642,873                      9,668,959
Technology Portfolio (Class 1)                                           51,485                         19,782
Telecom Utility Portfolio (Class 1)                                     742,364                      1,010,038
Worldwide High Income Portfolio (Class 1)                               733,698                        296,321

VAN KAMPEN TRUST:
Comstock Portfolio (Class 2)                                     $   11,997,945                  $     479,162
Emerging Growth Portfolio (Class 2)                                   1,599,037                        139,034
Growth and Income Portfolio (Class 2)                                 8,550,544                        405,969

LORD ABBETT FUND TRUST:
Growth & Income Portfolio (Class VC)                             $    9,488,431                  $      62,186
Mid-Cap Value Portfolio (Class VC)                                    5,586,216                         34,904

AMERICAN FUND TRUST: *
Asset Allocation Portfolio (Class 2)                             $    8,888,735                  $      84,700
Global Growth Portfolio (Class 2)                                     1,977,117                         35,885
Growth Portfolio (Class 2)                                            5,525,407                          3,076
Growth Income Portfolio (Class 2)                                    11,669,981                         70,097

* For the period from September 30, 2002 (inception) to April 30, 2003

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

   A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2003 and 2002 follows:

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
Capital Appreciation Portfolio (Class 1)
  2003          3,312,355                6.42 to 27.78        45,411,415        0.85% to 1.25%       0.00%        -12.32% to -11.97%
  2002          3,065,679                7.30 to 31.69        50,711,970        0.85% to 1.25%       0.25%        -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
  2003          4,435,309               12.25 to 16.83        69,894,786        0.85% to 1.25%       3.39%            7.20% to 7.63%
  2002          3,705,363               11.38 to 15.70        56,444,402        0.85% to 1.25%       4.34%            5.79% to 6.22%

Growth Portfolio (Class 1)
  2003          2,185,613                6.55 to 21.66        27,512,769        0.85% to 1.25%       0.41%        -15.55% to -15.22%
  2002          1,992,150                7.73 to 25.65        31,805,872        0.85% to 1.25%       0.14%        -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
  2003            961,812                4.13 to 10.59         9,544,290        0.85% to 1.25%       0.24%        -18.98% to -18.65%
  2002          1,103,249                5.08 to 13.07        13,297,839        0.85% to 1.25%       0.42%        -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
  2003          4,857,901                4.77 to 24.00        72,130,071        0.85% to 1.25%       0.30%        -16.24% to -15.90%
  2002          5,535,320                5.67 to 28.66        97,221,210        0.85% to 1.25%       0.00%        -20.20% to -19.88%

Asset Allocation Portfolio (Class 1)
  2003            842,182                9.27 to 17.70        12,636,500        0.85% to 1.25%       3.89%          -3.43% to -3.05%
  2002            871,609                9.59 to 18.33        13,635,471        0.85% to 1.25%       3.34%          -4.01% to -3.63%

Blue Chip Growth Portfolio (Class 1)
  2003            165,075                 4.58 to 4.60           759,737        0.85% to 1.10%       0.26%        -18.61% to -18.39%
  2002            120,407                 5.62 to 5.64           679,101        0.85% to 1.10%       0.06%        -20.83% to -20.64%

Cash Management Portfolio (Class 1)
  2003          1,922,742               10.54 to 13.17        24,491,587        0.85% to 1.25%       3.63%           -0.11% to 0.29%
  2002          2,019,793               10.51 to 13.18        26,214,963        0.85% to 1.25%       3.98%            1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
  2003          1,170,704               12.33 to 15.64        16,712,027        0.85% to 1.25%       5.94%            8.90% to 9.34%
  2002            934,852               10.52 to 14.36        12,670,300        0.85% to 1.25%       5.50%            5.20% to 5.62%

Davis Venture Value Portfolio (Class 1)
  2003          4,665,711                7.87 to 22.34        51,742,583        0.85% to 1.25%       0.65%        -13.03% to -12.68%
  2002          4,325,979                9.02 to 25.68        56,606,074        0.85% to 1.25%       0.49%          -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
  2003            733,143                8.76 to 10.02         6,528,585        0.85% to 1.25%       1.90%        -13.94% to -13.59%
  2002            727,879               10.18 to 11.60         7,507,418        0.85% to 1.25%       2.16%            7.85% to 8.29%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
Emerging Markets Portfolio (Class 1)
  2003            632,213                 6.10 to 7.35         3,999,291        0.85% to 1.25%       0.29%        -17.16% to -16.84%
  2002            739,403                7.37 to 10.01         5,654,737        0.85% to 1.25%       0.28%            9.27% to 9.76%

Equity Income Portfolio (Class 1)
  2003            758,827                         8.97         6,804,963                 1.25%       2.03%                   -14.39%
  2002            790,453               10.38 to 10.48         8,280,359        0.85% to 1.25%       1.67%          -4.39% to -4.01%

Equity Index Portfolio (Class 1)
  2003          5,344,702                         6.79        36,310,699                 1.25%       1.07%                   -14.70%
  2002          5,913,603                 7.20 to 7.97        47,100,945        0.85% to 1.25%       0.81%        -14.14% to -13.81%

Federated Value Portfolio (Class 1)
  2003          1,047,833                8.16 to 13.21        10,910,210        0.85% to 1.25%       1.16%        -17.15% to -16.81%
  2002            968,846                9.83 to 15.94        12,456,497        0.85% to 1.25%       1.27%          -8.03% to -7.67%

Global Bond Portfolio (Class 1)
  2003            557,751               12.04 to 16.85         9,012,858        0.85% to 1.25%       1.64%            6.63% to 7.06%
  2002            560,409               10.76 to 15.80         8,628,048        0.85% to 1.25%       9.06%            2.24% to 2.69%

Global Equities Portfolio (Class 1)
  2003          1,037,728                5.71 to 13.16        10,038,817        0.85% to 1.25%       0.00%        -19.14% to -18.82%
  2002          1,238,372                7.05 to 16.27        14,260,497        0.85% to 1.25%       0.10%        -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
  2003             86,857                 5.22 to 5.24           455,203        0.85% to 1.10%       0.00%        -14.09% to -13.87%
  2002             87,811                 6.07 to 6.09           534,501        0.85% to 1.10%       0.00%        -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
  2003          4,056,149                6.41 to 22.09        61,581,722        0.85% to 1.25%       0.96%        -14.11% to -13.76%
  2002          4,836,055                7.43 to 25.71        81,959,764        0.85% to 1.25%       0.78%        -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
  2003             48,330                 3.64 to 3.83           175,830        0.85% to 1.10%       0.00%        -27.41% to -26.86%
  2002             75,698                 5.01 to 5.24           379,270        0.85% to 1.10%       0.01%         -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
  2003            638,229                8.97 to 13.07         7,178,636        0.85% to 1.25%      14.87%            2.57% to 2.98%
  2002            556,317                8.73 to 12.74         6,337,878        0.85% to 1.25%      13.39%          -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
  2003            584,446                 4.62 to 7.13         3,655,991        0.85% to 1.25%       0.00%        -30.32% to -30.04%
  2002            616,557                6.61 to 10.24         5,524,611        0.85% to 1.25%       0.00%        -16.98% to -16.64%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment              Total
                                     --------------------------------------  average net assets   income to             Return
                                          Unit Value                               Lowest          average             Lowest to
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)       Highest (3)
                ---------            ---------------------  ---------------  ------------------  --------------   ------------------
International Growth & Income Portfolio (Class 1)
  2003          1,447,371                 5.97 to 8.58        10,734,722        0.85% to 1.25%       0.61%        -22.08% to -21.76%
  2002          1,529,262                7.63 to 11.01        14,502,139        0.85% to 1.25%       0.31%        -12.90% to -12.55%

MFS Growth & Income Portfolio (Class 1)
  2003            992,326                 7.00 to 7.04         6,981,443        0.85% to 1.10%       0.91%        -14.63% to -14.42%
  2002          1,038,423                 8.20 to 8.22         8,539,104        0.85% to 1.10%       0.59%        -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
  2003            482,982                 5.85 to 5.88         2,840,743        0.85% to 1.10%       0.00%        -29.02% to -28.84%
  2002            468,320                 8.24 to 8.27         3,871,747        0.85% to 1.10%       0.00%        -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
  2003          2,609,969               11.23 to 11.29        29,450,456        0.85% to 1.10%       1.79%          -5.04% to -4.80%
  2002          1,469,115               11.82 to 11.86        17,418,122        0.85% to 1.10%       1.59%            0.33% to 0.59%

Putnam Growth Portfolio (Class 1)
  2003          2,441,491                5.05 to 14.57        27,931,800        0.85% to 1.25%       0.20%        -16.94% to -16.60%
  2002          2,811,912                6.06 to 17.54        38,564,294        0.85% to 1.25%       0.00%        -21.93% to -21.61%

Real Estate Portfolio (Class 1)
  2003            414,863               12.70 to 14.88         5,468,503        0.85% to 1.25%       2.55%            3.52% to 3.94%
  2002            340,849               12.27 to 14.32         4,325,632        0.85% to 1.25%       2.83%          12.98% to 13.44%

Small Company Portfolio (Class 1)
  2003            458,325                9.21 to 13.18         6,037,265        0.85% to 1.25%       0.00%        -20.75% to -20.45%
  2002            459,017               11.57 to 16.63         7,626,802        0.85% to 1.25%       0.00%          14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
  2003          4,597,911                6.43 to 12.96        56,393,035        0.85% to 1.25%       3.07%          -9.38% to -9.02%
  2002          5,247,157                7.06 to 14.30        71,012,625        0.85% to 1.25%       2.20%        -12.80% to -12.45%

Technology Portfolio (Class 1)
  2003             66,761                 1.81 to 1.82           121,123        0.85% to 1.10%       0.00%        -27.75% to -27.59%
  2002             49,194                 2.50 to 2.51           123,314        0.85% to 1.10%       0.00%        -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
  2003            423,820                 6.02 to 8.86         3,570,779        0.85% to 1.25%      10.91%        -17.74% to -17.41%
  2002            501,860                7.31 to 10.77         5,128,284        0.85% to 1.25%       3.44%        -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
  2003            185,292               10.42 to 15.73         2,548,697        0.85% to 1.25%      13.83%            7.13% to 7.56%
  2002            166,212                9.71 to 14.68         2,214,342        0.85% to 1.25%      13.23%           -0.40% to 0.00%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

                                                                                  Ratio of        Ratio of
                                                    Net Assets                  expenses to      investment
                                     --------------------------------------  average net assets   income to
                                          Unit Value                               Lowest          average
                  Units              Lowest to Highest ($)  Total Value ($)     to Highest (1)   net assets (2)
                ---------            ---------------------  ---------------  ------------------  --------------
Comstock Portfolio (Class II)

  2003          1,877,262                 8.38 to 8.41        15,778,868        0.85% to 1.10%       1.27%
  2002            489,178               10.02 to 10.03         4,904,860        0.85% to 1.10%       0.66%

Emerging Growth Portfolio (Class II)

  2003            261,331                         7.33         1,916,147        0.85% to 1.10%       0.00%
  2002             65,032                 9.45 to 9.47           614,792        0.85% to 1.10%       0.07%

Growth & Income Portfolio (Class II)

  2003          1,101,314                 9.00 to 9.05         9,962,263        0.85% to 1.10%       1.13%
  2002            208,564               10.78 to 10.81         2,253,232        0.85% to 1.10%       1.03%

Lord Abbett Growth & Income Portfolio (Class VC)
  2003          1,144,287                 8.54 to 8.56         9,794,470        0.85% to 1.10%       0.67%
  2002                  -                            -                 -                     -          -

Lord Abbett Mid-Cap Value Portfolio (Class VC)
  2003            667,309                 8.36 to 8.38         5,589,117        0.85% to 1.10%       0.65%
  2002                  -                            -                 -                    -           -

Asset Allocation Portfolio (Class 2)

  2003            853,127               10.75 to 10.76         9,181,839        0.85% to 1.10%       1.53%
  2002                  -                            -                 -                    -           -

Global Growth Portfolio (Class 2)

  2003            180,601               11.26 to 11.27         2,036,008        0.85% to 1.10%       0.00%
  2002                  -                            -                 -                    -           -

Growth Portfolio (Class 2)

  2003            503,213               11.75 to 11.77         5,920,073        0.85% to 1.10%       0.02%
  2002                  -                            -                 -                    -           -

Growth & Income Portfolio (Class 2)

  2003          1,076,060               11.37 to 11.39        12,254,361        0.85% to 1.10%       0.65%
  2002                  -                            -                 -                    -           -


                                                               Total
                                                              Return
                                                             Lowest to
                  Units                                     Highest (3)
                ---------                             -----------------------
Comstock Portfolio (Class II)

  2003          1,877,262                               -16.36% to -16.15%
  2002            489,178                               0.17% (4) to 0.27% (4)

Emerging Growth Portfolio (Class II)

  2003            261,331                               -22.60% to -22.40%
  2002             65,032                             -5.51% (4) to -5.29% (4)

Growth & Income Portfolio (Class II)

  2003          1,101,314                               -16.45% to -16.24%
  2002            208,564                               7.76% (4) to 8.07% (4)

Lord Abbett Growth & Income Portfolio (Class VC)
  2003          1,144,287                               -14.60% to -14.39%
  2002                  -                                               -

Lord Abbett Mid-Cap Value Portfolio (Class VC)
  2003            667,309                               -16.42% to -16.22%
  2002                  -                                               -

Asset Allocation Portfolio (Class 2)

  2003            853,127                               7.55% (5) to 7.63% (5)
  2002                  -                                               -

Global Growth Portfolio (Class 2)

  2003            180,601                             12.64% (5) to 12.74% (5)
  2002                  -                                               -

Growth Portfolio (Class 2)

  2003            503,213                             17.53% (5) to 17.66% (5)
  2002                  -                                               -

Growth & Income Portfolio (Class 2)

  2003          1,076,060                             13.68% (5) to 13.90% (5)
  2002                  -                                               -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (Continued)

   (2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

   (3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

   (4)   For the period from October 15, 2001 (effective date) to April 30,
         2002.

   (5)   For the period from September 30, 2002 (effective date) to April 30,
         2003.

                          PART C -- OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
(a)     Financial Statements

        The following financial statements are included in Part B of the Registration Statement:

              Audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.

              Audited financial statements of Variable Annuity Account Seven at April 30, 2003 and for each of the two years in the period ended April 30, 2003.


(b)     Exhibits
(1)     Resolutions Establishing Separate Account ............... **
(2)     Custody Agreements ...................................... Not applicable
(3)     (a) Form of Distribution Contract ....................... ***
        (b) Form of Selling Agreement ........................... ***
(4)     (a) Variable Annuity Contract ........................... ***
        (b) Endorsement ......................................... ***
        (c) Tax Sheltered Annuity (403(b)) Endorsement .......... ***
(5)     (a) Application for Contract ............................ ***
(6)     Depositor -- Corporate Documents
        (a) Articles of Incorporation ........................... *
        (b) Amendment to Articles of Incorporation .............. *****
        (c) By-Laws ............................................. *
(7)     Reinsurance Contract .................................... Not Applicable
(8)     Form of Fund Participation Agreements
        (b) Anchor Series Trust Form of Fund
            Participation Agreement ............................. ***
        (d) SunAmerica Series Trust Form of Fund
            Participation Agreement ............................. ***
(9)     Opinion of Counsel ...................................... ***
        Consent of Counsel ...................................... ***
(10)    Consent of Independent Accountants ...................... Filed Herewith
(11)    Financial Statements Omitted from Item 23 ............... Not Applicable
(12)    Initial Capitalization Agreement ........................ Not Applicable
(13)    Performance Computations ................................ *****
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control with AIG SunAmerica, the
        Depositor of Registrant.................................. Filed Herewith
(15)    Power of Attorney........................................ ****

-----------------------
* Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to File Nos. 333-63511 and 811-09003, April 11, 2002, Accession No.
        0000950148-02-000967.
** Incorporated by reference to Initial Registration to File Nos. 333-63511 and 811-09003, September 16, 1998, Accession No. 0000950148-98-002194.
*** Incorporated by reference to Pre-Effective Amendment Nos. 2 and 3 to File Nos. 333-63511 and 811-09003, December 7, 1998, Accession No. 0000950148-98-002682.
**** Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to File Nos. 333-63511 and 811-09003, August 29, 2000, Accession No.
        0000950148-00-001909.
***** Incorporated by reference to Post-Effective Amendment Nos. 10 and 11 to File Nos. 333-63511 and 811-09003, May 1, 2003, Accession No.
        0000950148-03-000788.

Item 25.  Directors and Officers of the Depositor

         The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director and Chief Executive Officer
Jana W. Greer*                   Director and President
James R. Belardi                 Director and Senior Vice President
Marc H. Gamsin                   Director and Senior Vice President
N. Scott Gillis*                 Director, Chief Financial Officer and Treasurer
Gregory M. Outcalt               Senior Vice President
Edwin R. Raquel*                 Senior Vice President and Chief Actuary
Christine A. Nixon               Vice President and Secretary
J. Franklin Grey                 Vice President
Maurice S. Hebert*               Vice President and Controller
Stewart R. Polakov*              Vice President
Ron H. Tani                      Vice President
Virginia N. Puzon                Assistant Secretary

----------

*    Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

         The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27.  Number of Contract Owners


         As of July 31, 2003, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 26,396; of which 26,395 were qualified contracts and 1 was a non-qualified contract.


Item 28.  Indemnification

         Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

         Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

         Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29.  Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company - Variable Separate Account
     AIG SunAmerica Life Assurance Company - Variable Annuity Account One
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine Anchor Pathway Fund
     Anchor Series Trust
     First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Income Funds issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo.)
     Style Select Series, Inc. issued by AIG SAAMCo.
     SunAmerica Equity Funds issued by AIG SAAMCo.
     SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo.
     SunAmerica Strategic Investment Series issued by AIG SAAMCo.
     SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo.

(b)  Directors, Officers and principal place of business:


     Officers/Directors*                              Position
     ---------------------------------------------------------------------------
     Peter Harbeck                                    Director
     J. Steven Neamtz                                 Director, President &
                                                      Chief Executive Officer
     Robert M. Zakem                                  Director, Executive Vice
                                                      President, & Assistant
                                                      Secretary
     John T. Genoy                                    Vice President, Chief
                                                      Financial Officer &
                                                      Controller
     James Nichols                                    Vice President
     Christine A. Nixon**                             Secretary
     Virginia N. Puzon**                              Assistant Secretary



* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.
** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.
                                      II-2

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

Registrant undertakes to:1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to its registration statement and has caused this Post-Effective Amendment Nos. 11 and 12 to the registration statement on form N-4 File Nos. 333-63511 and 811-09003 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 15th day of August, 2003.



                             VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                             By: AIG SUNAMERICA LIFE ASSURANCE
                             COMPANY (Depositor)



                             By:  /s/ Jay S. Wintrob
                                 ----------------------------------------
                                  Jay S. Wintrob, Chief Executive Officer






As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                                            TITLE                                  DATE
---------                                            -----                                  ----
Jay S. Wintrob*                                    Chief Executive Officer              August 15, 2003
------------------------------------                     and Director
Jay S. Wintrob                                  (Principal Executive Officer)

James R. Belardi*                                          Director                     August 15, 2003
------------------------------------
James R. Belardi

Marc H. Gamsin*                                            Director                     August 15, 2003
------------------------------------
Marc H. Gamsin

N. Scott Gillis*                                    Senior Vice President               August 15, 2003
------------------------------------                     and Director
N. Scott Gillis                                 (Principal Financial Officer)

Jana Waring Greer*                                         Director                     August 15, 2003
------------------------------------
Jana Waring Greer

Maurice S. Hebert*                              Vice President and Controller           August 15, 2003
------------------------------------            (Principal Accounting Officer)
Maurice S. Hebert


*/s/ Mallary L. Reznik                                                                  August 15, 2003
------------------------------------
Mallary L. Reznik,
Attorney-in-fact



                                        EXHIBIT INDEX



Exhibit               Description
-------               -----------

Exhibit 10          Consent of Independent Accountants

Exhibit 14          Diagram and Listing of All Persons Directly or
                    Indirectly Controlled By or Under Common Control with AIG SunAmerica, the Depositor of Registrant